Investment Strategy	Dec. 31, 2025
Abbey Capital Futures Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Managed Futures strategy will be achieved by the Fund investing a portion of its assets in Abbey Capital Onshore Series LLC, a wholly-owned and controlled Delaware series limited liability company (the “Onshore Subsidiary”) and up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands (the “Cayman Subsidiary”). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of Abbey Capital Offshore Fund SPC (the “SPC” and, together with the Onshore Subsidiary and the Cayman Subsidiary, the “Subsidiaries”), a wholly-owned and controlled segregated portfolio company incorporated under the acts of the Cayman Islands. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Adviser may allocate assets of the SPC and the Onshore Subsidiary to multiple Managed Futures portfolios (the “Segregated Portfolios”) that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets. The Adviser intends to allocate the assets of the SPC and the Onshore Subsidiary to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Each Trading Adviser will manage one or more of its own Segregated Portfolios. Each Trading Adviser invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps, including total return swaps, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. All commodities futures and commodities-related investments will be made in the Segregated Portfolios of the SPC. Each current Trading Adviser is registered with the CFTC as a Commodity Trading Advisor (“CTA”). Trading Advisers that are not registered with the SEC as investment advisers provide advice only regarding matters that do not involve securities.

The Fixed Income strategy invests the Fund’s assets primarily in investment grade fixed income securities (of all durations and maturities) in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s Managed Futures strategy.

The Fund’s Adviser seeks returns, in part, by (i) using Managed Futures strategy investments that are not expected to have returns that are highly correlated to the broad equity market, and (ii) through actively managed Fixed Income strategy investments that are not expected to have returns that are highly correlated to the broad equity market or the Managed Futures strategy. The Adviser believes that utilizing non-correlated strategies may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.

The trading strategies employ several different trading styles using different research and trading methodologies, in a wide range of global financial and commodity markets operating over multiple time frames. Many of the styles use systematic, automated trading systems, using a combination of mathematical, statistical, technical analysis, pattern recognition and macroeconomic models aimed at profiting from market trends of different durations. Trading Advisers may use discretionary approaches aimed at identifying value investments and turning points in trends. All Trading Advisers utilize a disciplined approach to risk management. The Adviser and Trading Advisers from time to time will employ hedging techniques. Key principles of the Fund’s sell discipline include predetermined relative-value objectives for sectors, issuers and specific securities, pricing performance or fundamental performance that varies from expectations, deteriorating fundamentals, overvaluation and alternative investments offering the opportunity to achieve more favorable risk-adjusted returns.

The markets traded include bonds, money markets, foreign exchange markets and commodity markets. Most of the trading is done in derivative markets, usually listed futures markets, but some trading in cash markets may take place when this is the most effective way to enter or exit a trading position. Both long and short positions will be taken in all markets traded. Contracts are positioned either long or short based on various characteristics related to their prices. For example, the Fund may short a particular underlying security or instrument if the Adviser or a Trading Adviser believes the price of the underlying security or instrument will decrease. The Fund invests in U.S. and non-U.S. markets and in developed and emerging markets.

As much of the trading within the Fund is in futures markets, the Fund is likely to have cash balances surplus to margin requirements. The cash portfolio will be invested on a short-term, highly liquid, basis, to meet margin calls on the futures positions.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments. The Fund’s investments in certain derivative instruments and its short selling activities involve the use of leverage.

Generally, the SPC invests primarily in commodity futures but it may also invest in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments intended to serve as margin or collateral for the SPC’s derivative positions. The Onshore Subsidiary only invests in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for derivative positions. The Fund invests in the SPC in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund and Onshore Subsidiary, the SPC may invest without limitation in commodity-linked derivatives. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody.

In addition, to the extent applicable to the investment activities of the Subsidiaries, the Subsidiaries are subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, none of the Subsidiaries will seek to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is, directly or indirectly, the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

ABBEY CAPITAL MULTI ASSET FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by allocating its assets among a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Managed Futures strategy will be achieved by the Fund investing in managed futures investments, including (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps, including total return swaps, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices (the “Futures Portfolio”). The Managed Futures strategy will be achieved by the Fund investing a portion of its assets in ACMAF Onshore Series LLC, a wholly-owned and controlled Delaware series limited liability company (the “Onshore Subsidiary”), and the Fund may invest up to 25% of its total assets in ACMAF Master Offshore Limited, a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands (the “Cayman Subsidiary”). The Cayman Subsidiary will in turn invest all or substantially all of its assets in segregated portfolios of ACMAF Offshore SPC (the “SPC” and, together with the Onshore Subsidiary and the Cayman Subsidiary, the “Subsidiaries”), a wholly-owned and controlled segregated portfolio company incorporated under the acts of the Cayman Islands. The Cayman Subsidiary will serve solely as an intermediate entity through which the Fund will invest in the SPC. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Adviser may allocate assets of the SPC and the Onshore Subsidiary to multiple Managed Futures portfolios (the “Segregated Portfolios”) that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities, and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets. The Adviser intends to allocate a portion of the assets of the SPC and the Onshore Subsidiary to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Each Trading Adviser will manage one or more of its own Segregated Portfolios. All commodities futures and commodities-related investments will be made in the Segregated Portfolios of the SPC. Each current Trading Adviser is registered with the Commodity Futures Trading Commission (“CFTC”) as a Commodity Trading Advisor (“CTA”). Trading Advisers that are not registered with the SEC as investment advisers provide advice only regarding matters that do not involve securities. The trading strategies employ several different trading styles using different research and trading methodologies, in a wide range of global financial and commodity markets operating over multiple time frames. Trading Advisers may use discretionary approaches aimed at identifying value investments and turning points in trends. The Fund invests in U.S. and non-U.S. markets and in developed and emerging markets.

The Long U.S. Equity strategy will be achieved by the Adviser targeting an allocation of approximately 50% of the Fund’s total assets in a portfolio of one or more U.S. equity index futures (the “Equity Portfolio”) and/or one or more ETFs (as defined below). The Adviser will monitor the percentage of the Fund’s total assets that form the Equity Portfolio on a daily basis. The Adviser will establish ‘rebalancing thresholds’ so that if at any time the percentage of the Fund’s total assets invested in the Equity Portfolio is above or below the target allocation of approximately 50% by a specific amount, then the Adviser will seek to rebalance the Equity Portfolio back towards its target allocation of approximately 50%. Such rebalancing thresholds will be determined by the Adviser and may be subject to change from time to time.

As part of the Long U.S. Equity strategy, the Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, futures, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, and shares of other investment companies (including exchanged-traded funds (“ETFs”)) and real estate investment trusts (“REITs”). The Fund may also participate as a purchaser in initial public offerings of securities (“IPO”), a company’s first offering of stock to the public. The Fund defines United States companies as companies (i) that are organized under the laws of the United States; (ii) whose principal trading market is in a the United States; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, within the United States.

The Fixed Income strategy invests the Fund’s assets primarily in investment grade fixed income securities (of all durations and maturities) in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s Managed Futures and Long U.S. Equity strategies. The level of the Fund’s assets invested in the Fixed Income Strategy will be managed and rebalanced pursuant to thresholds determined by the Adviser, which may be subject to change from time to time. In line with these thresholds, any proceeds of maturing fixed income securities will be substantially reinvested into additional fixed income securities.

To achieve its investment objective, the Fund’s Adviser will target approximately 100% exposure of the Fund’s net assets to Managed Futures strategy investments and approximately 50% exposure of the Fund’s net assets to Long U.S. Equity strategy investments. The Fund’s remaining net assets will be allocated to the Fixed Income strategy investments.

As much of the trading within the Fund is in futures markets, the Fund is likely to have cash balances surplus to margin requirements. The cash portfolio will be invested on a short-term, highly liquid, basis, to meet margin calls on the futures positions.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments. The Fund’s investments in certain derivative instruments and its short selling activities involve the use of leverage.

Generally, the SPC invests primarily in commodity futures but it may also invest in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments intended to serve as margin or collateral for the SPC’s derivative positions. The Onshore Subsidiary only invests in financial futures, options, forwards, spot contracts and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for derivative positions. The Fund invests in the SPC via the Cayman Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Unlike the Fund and the Onshore Subsidiary, the SPC may invest without limitation in commodity-linked derivatives. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiaries. The Subsidiaries also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. In addition, to the extent applicable to the investment activities of the Subsidiaries, the Subsidiaries are subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiaries will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is, directly or indirectly, the sole shareholder of each Subsidiary and does not expect shares of the Subsidiaries to be offered or sold to other investors.

Adara Smaller Companies Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowing for investment purposes) in equity securities of small or micro-cap companies. Small or micro-cap companies are generally considered to be those whose market capitalization are, at the time the Fund makes an investment, within the range of the market capitalization of companies in the Russell Microcap Index ($5.4 million to $8.0 billion as of October 31, 2025), the Russell 2000® Index ($11.3 million to $31.7 billion as of October 31, 2025), or the S&P SmallCap 600® Index ($247.4 million to $11.1 billion as of October 31, 2025). Securities of companies whose market capitalization no longer meet this definition after purchase may continue to be held by the Fund.

The Fund utilizes a “multi-manager” approach whereby the Fund’ assets are allocated to one or more sub-advisers (“Sub-Advisers”) in percentages determined at the discretion of the Adviser. The Adviser also monitors Sub-Adviser trading with the dual objectives of maximizing each Sub-Adviser’s investment flexibility and assuring that the Fund as a whole complies with its investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The Sub-Advisers will implement a number of different investment strategies and styles within the small and micro-cap universe. The Sub-Advisers will implement one or more of the following investment strategies summarized below:

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Small or Micro-Cap Growth — A Sub-Adviser following a growth investment style is expected to invest primarily in small or micro-cap companies with consistent or accelerating growth in earnings, revenues, cash flow, and/or other financial metrics.

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Small or Micro-Cap Value — A Sub-Adviser following a value investment style is expected to invest primarily in small or micro-cap companies that are out of favor and/or undervalued in comparison to their peers or their growth prospects.

●	Small or Micro-Cap Core — A Sub-Adviser following a core investment style is expected to invest in small or micro-cap companies that have both value characteristics and growth characteristics.

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Tax Loss Harvesting — A Sub-Adviser following a tax loss harvesting style is expected to hold a portfolio of securities that will have a pre-tax return similar to the performance of the S&P SmallCap 600® Index. The Sub-Adviser will seek to generate strong after tax returns by timing trades to avoid realizing capital gains and to harvest losses when possible. The Fund may use losses generated from the tax loss harvesting Sub-Adviser to offset gains from other Sub-Advisers.

The Fund’s Sub-Advisers will invest primarily in equities and equity-related instruments of small and micro-cap companies. Equities and equity-related instruments include common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, warrants and rights. The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public. The Fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations”, which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company. The Sub-Advisers may also invest in real estate investment trusts (“REITs”), debt securities, and foreign securities (directly and through depository receipts).

Aquarius International Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in securities of companies located outside the United States, including emerging market countries. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund may invest in companies of any size capitalization.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers (“Sub-Advisers”) in percentages determined at the discretion of the Fund’s Adviser. The Adviser also monitors Sub-Adviser trading with the dual objectives of maximizing each Sub-Adviser’s investment flexibility and assuring that the Fund as a whole complies with its investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The Sub-Advisers will implement a number of different investment strategies and styles within the international universe. The Sub-Advisers will implement one or more of the following investment strategies summarized below:

●

Developed Market — A Sub-Adviser following the developed market style is expected to invest primarily in companies located in those countries included in the MSCI EAFE Index. As of October 31, 2025, the following countries were included in the MSCI EAFE Index: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. When investing in developed international markets, a Sub-Adviser may follow either a growth or a value investment style. A Sub-Adviser following a growth investment style would invest primarily in companies with consistent or accelerating growth in earnings, revenues, cash flow, and/or other financial metrics. A Sub-Adviser following a value investment style would invest primarily in companies that are out of favor and/or undervalued in comparison to their peers or their growth prospects.

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Emerging Market — A Sub-Adviser following the emerging market style is expected to invest primarily in companies located in those countries included in the MSCI Emerging Markets Index. As of October 31, 2025, the following countries were included in the MSCI Emerging Markets Index: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

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Tax Loss Harvesting — A Sub-Adviser following a tax loss harvesting style is expected to hold a portfolio of securities that will have a pre-tax return similar to the performance of the MSCI EAFE Index. The Sub-Adviser will seek to generate strong after tax returns by timing trades to avoid realizing capital gains and to harvest losses when possible. The Fund may use losses generated from the tax loss harvesting Sub-Adviser to offset gains from other Sub-Advisers.

The Fund’s Sub-Advisers will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, warrants and rights. In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”). Investments in ETFs based on foreign market indices are considered investments outside the U.S. The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund may invest a portion of its assets in fixed income securities, including securities issued by corporate and governmental issuers. The principal debt investments of the Fund will be fixed and floating rate securities with no reset terms.

The Fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations”, which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Boston Partners Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity- related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Boston Partners Global Sustainability Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Board has approved a Plan of Liquidation and Termination with respect to the Fund (the “Plan”). Pursuant to the Plan, it is expected that the Fund will be closed and liquidated as of the close of business on or about January 16, 2026. The Fund suspended the offering of its shares to all investors as of the close of business on November 7, 2025.

The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participation. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in companies that meet the Adviser’s sustainability criteria. Fund holdings must have received at least a “satisfactory” sustainability rating by the Adviser’s Sustainability and Engagement Team (the “Sustainability Team”) based on the Sustainability Team’s written research analysis. The Sustainability Team assesses each holding as either “excellent,” “good,” “satisfactory,” or “poor.” An issuer will be rated “excellent” if the issuer, in the opinion of the Sustainability Team, has a well-developed sustainability structure, well-designed goals for the future, demonstrated successful implementation of its sustainability program and shareholder friendly corporate governance. The Sustainability Team will rate an issuer as “good” if the issuer, in the opinion of the Sustainability Team, has attributes similar to those described in “excellent” but has some deficiencies that warrant improvement. The Sustainability Team will rate an issuer as “satisfactory” if the issuer, in the opinion of the Sustainability Team, has a sustainability program in place, has a sufficient level of sustainability disclosure for the Sustainability Team to assess the issuer’s sustainability program and has a commitment to improve its sustainability program and disclosure in the near term. All other holdings assessed by the Sustainability Team that are not rated either “excellent”, “good” or “satisfactory” are rated “poor”. These ratings are subjective and may vary if the issuer has products or services that inherently promote sustainability, particularly for other products or services, or has engaged in conduct that has or has the potential to lower the sustainability reputation of the issuer in the opinion of the Sustainability Team.

The Sustainability Team uses a positive screen to identify issuers it considers to have characteristics that meet the Adviser’s sustainability criteria. The Sustainability Team assesses the sustainability of the issuer’s products, services and operations through original research and focusing on key areas such as corporate governance, internal sustainability structure, workforce and management diversity, training and employee development opportunities, safety programs and injury metrics, environmental effects such as goals and metrics for greenhouse gas emissions, energy usage, renewable energy, waste and water, supplier oversight and litigation and regulatory issues. The Sustainability Team uses primarily issuer published documents such as its sustainability report, website, publicly available financial reports such as the issuer’s 10-K and the issuer’s proxy statement to prepare the Sustainability Team’s research. The Sustainability Team also undertakes an internet search for any litigation, regulatory or reputational issues. The Sustainability Team may use third party research about industry trends for background information, but it does not rely on third party data about the issuer for its assessment of the issuer. The Sustainability Team provides a sustainability assessment for all issuers held in the Fund’s portfolio. The Sustainability Team’s ratings are subjective. No industries are automatically excluded from consideration. The Adviser will vote all securities for which it has voting authority in the best interests of its clients. The Adviser’s Governance Committee votes all proxies. The Governance Committee assesses the likely effect of the proxy proposal on the value of the issuer’s stock including the effect on the management of the issuer, the importance to shareholders of the proxy proposal and the cost of the proposal.

The Sustainability Team also engages with issuers regarding sustainability deficiencies and reviews any improvements by issuers annually.

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer’s inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals, business momentum, or sustainability practices of a specific investment or industry. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a hedged strategy. The Fund actively invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales (i.e., sales of securities the Fund does not own) are invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or “micro”) cap companies, as well as other instruments that are convertible into equity securities. Selling securities short is a form of leverage. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITs”), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Fund may also invest in depositary receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as “junk bonds”). Fixed income securities in which the Fund invests include those rated between AAA and D by a nationally recognized statistical rating organization, or deemed of comparable quality by the Adviser. The Adviser may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

The Adviser determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. The Adviser selects stocks on the basis of three criteria: value, fundamental business strength and momentum. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund’s portfolio or investments will be insulated from market moves or effectively hedged against risk.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. As of October 31, 2025, the median market capitalization of the companies in the Russell 2000® Value Index was $774 million and the largest stock was $21.5 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of October 31, 2025, the median market capitalization of the companies in the Russell 2000® Value Index is $774 million and the largest stock is $21.5 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks (which include both exchange-listed and over-the-counter (“OTC”) securities), the Fund may invest in all types of equity and equity-related securities, including (without limitation):

●	Securities convertible into common stocks.

●	Shares of real estate investment trusts (“REITs”).

●	Warrants and rights to purchase common stocks.

●	Preferred stocks.

●	Exchange-traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund’s investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security’s potential value. The portfolio manager managing the Fund and the analytical team meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

●	Increasing returns on invested capital.

●	Companies who have demonstrated an ability to generate high return on invested capital.

●	Companies which provide solid cash flows with appropriate capital.

●	Potential catalysts such as new products, cyclical upturns and changes in management.

●	Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of October 31, 2025, the median market capitalization of the companies in the Russell 2000® Value Index is $774 million and the largest stock is $21.5 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

●	Securities convertible into common stocks.

●	Shares of real estate investment trusts (“REITs”).

●	Warrants and rights to purchase common stocks.

●	Preferred stocks.

●	Exchange-traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund’s investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security’s potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

●	Increasing returns on invested capital.

●	Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

●	Companies which provide solid cash flows with appropriate capital.

●	Potential catalysts such as new products, cyclical upturns and changes in management.

●	Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

Campbell Systematic Macro Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Systematic Macro Program (as described below), (ii) allocating up to 25% of its total assets in its wholly-owned subsidiary, Campbell Systematic Macro Offshore Limited (the “Subsidiary”), which is organized under the acts of the Cayman Islands and employs the Adviser’s Campbell Systematic Macro Program, and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

The Fund invests pursuant to the Adviser’s Campbell Systematic Macro Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of financial data across global financial and commodity markets. The Campbell Systematic Macro Program seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing.

Campbell’s Systematic Macro Program, as currently implemented by the Fund, combines Momentum with Quant Macro and Short Term strategies to target maximized diversification. Momentum strategies are designed to capitalize on the tendency for longer-term performance of markets to continue due to behavioral biases, compensation for risk exposures, or other phenomena. Quant Macro strategies are designed to capitalize on asset mispricing caused by fundamental economic considerations or macroeconomic linkages between markets. Short Term strategies, including momentum and mean reversion, are designed to capitalize on temporary market dislocations caused by liquidity demands, trader behaviors, or other phenomena. As of the date of this prospectus, the allocation among these strategies is as follows: Momentum – 40%; Quant Macro – 35%, and Short Term – 25%. The Adviser reserves the right to vary these allocations over time.

The Fund implements these strategies by combining over 100 different systematic models (also referred to as “signals” and/or “alpha sources”). A systematic model is a clearly defined, rules-based approach that uses computer code and data to generate trading signals. A systematic process eliminates emotion, “key person” risk, and provides an ability to participate in trends during periods of extended momentum without any directional bias. Key person risk is the risk that results when a fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at an adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a fund’s investments for health or other reasons. In addition, a diversity of investment style and the ability to invest long and short across global asset classes and markets enables investment opportunities in a variety of economic environments. The Fund is generally intended to have a low correlation to the equity, bond and credit markets. There is no assurance, however, that the Fund will achieve its investment objective.

The Fund intends to trade in a broad range of instruments (also referred to in the futures trading industry as “markets”), including but not limited to, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in the Subsidiary which invests in the instruments. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies. The instruments (or markets) currently traded by the Fund include over 100 global futures and forwards markets. The Fund may be long or short any of these markets at any given time. The Adviser reserves the right to vary the markets traded over time.

The Adviser will attempt to mitigate risk through diversification of holdings and through monitoring of the portfolio, the Fund’s counterparties, and other risk measures. Individual market positions are constrained to ensure that no one market or asset class represents an outsized portion of the Fund’s portfolio risk. The Adviser evaluates changes in signals daily, and execution is controlled by its intraday risk management and execution platform. The Fund may utilize proprietary or third-party trading algorithms in order to minimize market impact and reduce trading costs.

The Fund is “non-diversified” for purposes of the 1940 Act which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid investments.

Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the “Code”) that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

F/m Emerald Life Sciences Innovation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and invests primarily in equity securities of life science companies selected by Emerald Mutual Fund Advisers Trust (the “Sub-Adviser”), the Fund’s investment sub-adviser, under the supervision of the Adviser. The Fund intends to identify and invest in unique growth opportunities within the life sciences universe by following scientific, technological and/or strategic innovation. The Sub-Adviser believes that innovative companies are those developing new products or reinventing/redesigning existing products/services, thereby generating value for their customers, creating a competitive advantage and/or driving business growth. The Sub-Adviser applies this theme of innovation by using its proprietary 10-step research process to identify companies that the Sub-Adviser believes are substantially focused on or are expected to substantially benefit from one or more of the following criteria:

●

Technological Advancement: In its simplest terms, technological advancement in life science companies involves the translation of innovative science into new products and/or services that improve the lives of consumers.

●

Market Disruption: Market disruption occurs when a company uses new or enhanced technology, manufacturing, marketing, distribution or service delivery approaches to challenge conventional business models, markets, or industries.

●

Artificial Intelligence (AI) in life science: AI plays a key role in many areas within the Life Sciences industry, utilized by companies that build new AI products and those that most effectively use AI to enhance their business.

The Sub-Adviser intends to apply the above principles to the following life science fields, among others:

Biotechnology. Biotechnology companies translate innovative science into therapeutic applications. This is done by a variety of treatment modalities including small molecules, antibodies, nucleic acids, or a combination of several of these treatment modalities.

Pharmaceutical. Pharmaceutical companies develop, produce and distribute medications.

Medical Diagnostics. Medical Diagnostic companies play a vital role in diagnosing and monitoring medical conditions. These can be an imaging test using an X-Ray, CT, MRI etc. or a laboratory performed test on a sample, among others. Molecular Diagnostic tests are used to help identify a disease or the risk of developing a disease, such as cancer, by studying molecules, such as DNA, RNA, and proteins, in a tissue or fluid sample. Molecular diagnostics may also be used to help plan the treatment for a disease, look for recurrence of a disease, or find out how well a treatment is working. This can take the form of tests for specific biomarkers, genetic tests for predisposition to a disease or condition, tumor sequencing tests or liquid biopsy tests.

Medical Devices. Medical devices companies produce instruments, apparatuses, or machines that are used in the prevention, diagnosis or treatment of illness or disease, or for detecting, measuring, restoring, correcting, or modifying the structure or function of the body for a health purpose.

Healthcare Services. Healthcare services companies provide care and/or services in multiple settings, ranging from hospital services to urgent care clinics to newer modes of engagement with telemedicine.

Healthcare Technologies (“Health-tech”). Health-tech companies incorporate novel technologies that enable the delivery of technology-enabled healthcare products and services that can be delivered or consumed outside of a hospital or physician’s office or enhance overall outcomes through artificial intelligence or machine learning.

Synthetic Biology. Synthetic Biology is a scientific field that uses engineering principles to design and modify organisms and biological systems. Synthetic Biology has applications in many different areas such as health promoting nutraceuticals, designing enzymes that can speed up a reaction and alter the manufacturing process within the pharmaceutical industry or metabolic engineering of organisms for bio-based production of fuel.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by life science companies demonstrating innovation (the “80% Policy”). The Fund defines life science as a broad field of scientific study focused on living organisms and life processes. It encompasses a variety of disciplines that explore the structure, function, growth, evolution, and interaction of living organisms, ranging from microscopic cells to complex ecosystems. This includes biology, genetics, physiology, ecology, and related areas such as biotechnology, biomedicine, and agricultural sciences. The life sciences aim to improve understanding of biological mechanisms, contribute to human health, and solve challenges in agriculture, medicine, and environmental sustainability. For purposes of the 80% Policy the Sub-Adviser will select life sciences issuers from those companies included in the following Subsectors of the FTSE Russell Industry Classification Benchmark (“FTSE Classification”) at the time of the Fund’s investment, (any future changes or reconstitution of the FTSE Classification will be interpreted in good faith by Sub-Adviser in its sole discretion to maintain the focus and integrity of the Fund):

Health Care Facilities	Medical Services
Health Care Management Services	Biotechnology
Health Care Services	Pharmaceuticals
Health Care: Misc.	Healthcare REIT
Medical Equipment	Drug Retailers
Medical Supplies

For purposes of the 80% Policy, the Fund considers companies demonstrating innovation as those companies developing new products or reinventing/redesigning existing products/services, as determined in the sole discretion of the Fund’s Sub-Adviser.

The Sub-Adviser’s research process includes utilizing its proprietary 10-Step Research Process in prescreening potential investments. This includes, but is not limited to, the review of SEC filings, annual reports, financial statements, patents/other intellectual property, press releases and news stories, conducting surveys, monitoring patient groups, meeting with management, interviewing customers, industry contacts, medical professionals, key opinion leaders, competitors, suppliers and distributors, developing financial and valuation models, reviewing third-party, peer-reviewed and internal research, and communicating and collaborating with fellow investment team members.

Equity securities in which the Fund may invest include common stock, preferred stock, other investment companies, and depositary receipts. The Fund may invest in shares of companies through private placements, warrants, rights, and initial public offerings.

The Fund intends to invest primarily in U.S companies, but it may invest up to 20% of its net assets in foreign companies listed on a U.S. exchange. A company is deemed to be a foreign company if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity security is located outside the United States; (ii) a majority of the company’s revenues are derived from outside the United States; or (iii) a majority of the issuer’s assets are located outside the United States. The Fund may invest in shares of companies through initial public offerings and private placements.

The Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Free Market U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large (“large-cap”), small (“small-cap”) and micro-capitalization (“micro-cap”) equity securities that Matson Money, Inc. (“Matson Money” or the “Adviser”) the Fund’s investment adviser believes offer the prospect of long-term capital appreciation. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund’s net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because lower relative price they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing relative price are subject to change from time to time. Large cap companies are generally considered companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because they have a low price in relation to their book value. In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing value are subject to change from time to time. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500 Index comprises a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 80% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S. micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. Micro cap companies are generally considered companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. micro cap asset class and the U.S. small cap asset class invest.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government Securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Free Market International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Under normal market conditions, Matson Money, Inc. (“Matson Money” or the “Adviser”), the Fund’s investment adviser expects substantially all of the Fund’s net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments.

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing relative price are subject to change from time to time. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing relative price are subject to change from time to time. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging Markets Small Cap Asset Class (collectively, the “Emerging Markets Asset Classes”): Underlying investment companies comprising each Emerging Markets Asset Class generally will purchase stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of companies located in emerging market countries, including frontier markets (emerging market countries in an earlier stage of development). The underlying investment companies investing in securities of the Emerging Markets Asset Class and the Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country. The underlying investment adviser(s) determine company size primarily based on market capitalization. The thresholds will vary by country or region, and the dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stock) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing relative price are subject to change from time to time.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government Securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Free Market Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in fixed income securities that Matson Money, Inc. (“Matson Money” or the “Adviser”), the Fund’s investment adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund’s net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. Government obligations, U.S. Government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.; foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank, and the Inter-American Development Bank. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers with maturities of no more than two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. Government and U.S. Government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years. The underlying investment companies may invest a portion of their assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Short-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 1-5 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non- U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to one year and less than five years.

Intermediate-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 5-10 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to five years and less than ten years.

Inflation Protected Securities Asset Class: The underlying investment companies generally will track the investment results of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.

The underlying investment companies may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

Certain underlying investment companies may concentrate their investments (invest more than 25% of its total assets) in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on eligible portfolio investments in banking securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. While the Fund will not concentrate its investments in any one industry, the Fund may be focused on banking sectors under certain circumstances.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government Securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Matson Money U.S. Equity VI Portfolio
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Portfolio will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large (“large-cap”), small (“small-cap”) and micro-capitalization (“micro-cap”) equity securities that Matson Money, Inc. (“Matson Money”) or the “Adviser”), the Portfolio’s investment adviser believes offer the prospect of long-term capital appreciation. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio’s net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing relative price are subject to change from time to time. Large cap companies are generally considered companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing relative price are subject to change from time to time. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index comprises a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 80% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. Small cap companies are generally considered companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S.

operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S. micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. Micro cap companies are generally considered companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the underlying investment adviser(s). The dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. micro cap asset class and the U.S. small cap asset class invest.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Matson Money International Equity VI Portfolio
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Portfolio will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Under normal market conditions, Matson Money, Inc. (“Matson Money” or the “Adviser”), the Portfolio’s investment adviser expects substantially all of the Portfolio’s net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments.

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing relative price are subject to change from time to time. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stocks) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing relative price are subject to change from time to time. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets. The underlying investment adviser(s) determine the maximum market capitalization of a small company with respect to each country. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets. The underlying investment adviser(s) determine the minimum market capitalization of a large company with respect to each country or region. The threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging Markets Small Cap Asset Class (collectively, the “Emerging Markets Asset Classes”): Underlying investment companies comprising each Emerging Markets Asset Class generally will purchase stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of companies located in emerging market countries, including frontier markets (emerging market countries in an earlier stage of development). The underlying investment companies investing in securities of the Emerging Markets Asset Class and the Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country. The underlying investment adviser(s) determine company size primarily based on market capitalization. The thresholds will vary by country or region, and the dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be lower relative price stocks at the time of purchase. An issuer’s securities are considered to have a low relative price (i.e., value stock) primarily because they have a low price in relation to their book value. In assessing relative price, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios. The criteria used for assessing relative price are subject to change from time to time.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Matson Money Fixed Income VI Portfolio
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “investment companies”) that have either adopted policies to invest at least 80% of their assets in fixed income securities that Matson Money, Inc. (“Matson Money” or the “Adviser”), the Portfolio’s investment adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio’s own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio’s net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. Government obligations, U.S. Government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S., foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank and the Inter-American Development Bank. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers with maturities of no more than two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. Government and U.S. Government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years. The underlying investment companies may invest a portion of their assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the underlying investment adviser(s) will focus investment in the longer-term area, otherwise, the underlying investment companies will focus investment in the shorter-term area of the eligible maturity range. Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Short-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 1-5 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non- U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to one year and less than five years.

Intermediate-Term Corporate Bond Asset Class: The underlying investment companies generally will track the investment results of the ICE BofAML 5-10 Year US Corporate Index, which measures the performance of investment-grade corporate bonds of both U.S. and non-U.S. issuers that are U.S. dollar denominated and publicly issued in the U.S. domestic market and have a remaining maturity of greater than or equal to five years and less than ten years.

Inflation Protected Securities Asset Class: The underlying investment companies generally will track the investment results of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.

The underlying investment companies may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to hedge currency exposure or to adjust market exposure based on actual or expected cash inflows or outflows from the underlying investment company. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

Certain underlying investment companies may concentrate their investments (invest more than 25% of its total assets) in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on eligible portfolio investments in banking securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. While the Portfolio will not concentrate its investments in any one industry, the Portfolio may be focused on banking sectors under certain circumstances.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. Government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Motley Fool 100 Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fool 100 Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Fool 100 Index. Motley Fool Asset Management, LLC (the “Adviser” or “Motley Fool”) serves as the investment adviser to the Fool 100 Fund. The Fool 100 Index was developed by Motley Fool Investment Analytics, LLC (the “Index Provider”).

The Motley Fool 100 Index

The Fool 100 Index was established by the Index Provider in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by analysts and newsletters of The Motley Fool, LLC (“TMF”). Both the Index Provider and TMGF are affiliates of the Adviser.

To be eligible for inclusion in the Fool 100 Index, a company must be among the 100 largest domestic firms by market capitalization in the Index Provider’s “recommendation universe.” That recommendation universe includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database.

Each of the 100 largest company’s share of the Fool 100 Index (or “weighting”) is set to equal the company’s share of all Fool 100 Index companies’ aggregate market value. The Fool 100 Index is reconstituted and rebalanced quarterly. From time to time, the Fool 100 Index may include more or less than 100 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

The Fool 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fool 100 Fund, the Adviser, Index Provider, or TMF. Additional information regarding the Fool 100 Index, including its value, is available on the websites of the Fool 100 Index at www.fool100.com and the Index Calculation Agent, at www.solactive.com.

The Fool 100 Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fool 100 Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Fool 100 Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Fool 100 Fund’s performance and that of the Fool 100 Index, before fees and expenses, will be 95% or better.

The Fool 100 Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Fool 100 Index. However, the Fool 100 Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Fool 100 Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Fool 100 Index as a whole, when the Adviser believes it is in the best interests of the Fool 100 Fund (e.g., when replicating the Fool 100 Index involves practical difficulties or substantial costs, a Fool 100 Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fool 100 Fund but not to the Fool 100 Index).

The Fool 100 Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Fool 100 Index, but which the Adviser believes will help the Fool 100 Fund track the Fool 100 Index. For example, the Fool 100 Fund may invest in securities that are not components of the Fool 100 Index to reflect various corporate actions and other changes to the Fool 100 Index (such as reconstitutions, additions and deletions).

The Fool 100 Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fool 100 Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Fool 100 Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Fool 100 Fund will concentrate its investments to approximately the same extent as the Fool 100 Index. As of August 31, 2025, securities in the communication services, consumer discretionary, financials, and information technology sectors represented a significant portion of the Fool 100 Index. The Fool 100 Fund may also seek to increase its income by lending securities.

The Fool 100 Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Global Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Global Opportunities Fund is an actively-managed exchange-traded fund (“ETF”), and pursues its investment objective by using a quality growth investing style. The Global Opportunities Fund invests in a focused portfolio of the common stocks of high-quality U.S. companies and the common stocks and depositary receipts (including unsponsored depositary receipts) of high-quality companies that are organized under the laws of other countries around the world.

The Global Opportunities Fund will invest, under normal circumstances, in at least three different countries, and will invest at least 40% of its assets outside of the United States, or, if the conditions are not favorable, will invest at least 30% of its assets outside the United States. The Global Opportunities Fund seeks to stay fully invested and does not attempt to time the market. Although the Global Opportunities Fund does not have market capitalization constraints for its investments, it is expected that investments in the securities of U.S. companies having smaller and middle market capitalizations, which Motley Fool Asset Management, LLC (the “Adviser”) considers to be companies with market capitalizations less than $10 billion, and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Global Opportunities Fund’s investment program. As a result, the Global Opportunities Fund has the freedom to go anywhere to make investments for its shareholders.

In identifying investments for the Global Opportunities Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Global Opportunities Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Global Opportunities Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Global Opportunities Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Global Opportunities Fund prefers to invest in high-quality businesses when possible. To identify these high quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry, and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Global Opportunities Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Global Opportunities Fund’s investment portfolio is focused, generally composed of between 30 and 50 investment positions, with the 10 largest positions representing not more than 60% of the Global Opportunities Fund’s net assets. To limit the risks associated with highly concentrated holdings, the Global Opportunities Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Global Opportunities Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Global Opportunities Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. As of August 31, 2025, the Global Opportunities Fund was significantly invested in the communication services, consumer discretionary, financials, and industrials sectors. The Global Opportunities Fund may also seek to increase its income by lending securities.

The Global Opportunities Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Mid-Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Mid-Cap Growth Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by using a quality growth investing style. The Mid-Cap Growth Fund invests in a focused portfolio of the common stocks of high-quality companies domiciled in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Mid-Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having mid-market capitalizations with growth characteristics. For this purpose, Motley Fool Asset Management, LLC (the “Adviser”) currently defines mid-market capitalization companies as having similar market capitalizations to the companies in the Russell Midcap® Growth Total Return Index, which is used for the purpose of determining range and not for targeting portfolio management. As of October 31, 2025, the average dollar-weighted market cap of the Russell Midcap® Growth Total Return Index was approximately $40.4 billion. The median market cap was approximately $14.5 billion and the largest stock included in the index had a market cap of approximately $130.8 billion. Under normal circumstances, the Mid-Cap Growth Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments with growth characteristics, the Adviser looks for securities of companies that have high quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Mid-Cap Growth Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Mid-Cap Growth Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Mid-Cap Growth Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Mid-Cap Growth Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Mid-Cap Growth Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Mid-Cap Growth Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Mid-Cap Growth Fund’s net assets. To limit the risks associated with highly concentrated holdings, the Mid-Cap Growth Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Mid-Cap Growth Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Mid-Cap Growth Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. As of August 31, 2025, the Mid-Cap Growth Fund was significantly invested in the financials, health care, information technology, and industrials sectors, which means it will be more affected by the performance of such sectors than a fund that is not so significantly invested. The Fund may also seek to increase its income by lending portfolio securities.

The Mid-Cap Growth Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Small-Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Small-Cap Growth Fund is an actively-managed exchange-traded fund (“ETF”) and invests primarily in equity securities of small capitalization companies listed on a United States exchange and selected by Motley Fool Asset Management, LLC (the “Adviser”), the Small-Cap Growth Fund’s investment adviser. The Small-Cap Growth Fund pursues its investment objective by using a quality growth style. The Small-Cap Growth Fund invests in a focused portfolio of the common stocks of high-quality companies domiciled in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Small-Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by small capitalization companies with growth characteristics. For this purpose, the Adviser currently defines small capitalization companies as being within the same range of market capitalizations as the companies in the Russell 2000® Growth Total Return Index (the “Index”).

The Index is used for the purpose of determining ranges of market capitalizations and not for targeting portfolio management. As of October 31, 2025, the median market capitalization of the Index was $1.3 billion and the largest stock was $32.8 billion. Under normal circumstances, the Small-Cap Growth Fund seeks to stay fully invested and does not attempt to time the market. The Small-Cap Growth Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. In addition, at any given time, the Small-Cap Growth Fund may have a significant portion of its net assets invested in securities of issuers within a particular sector, such as the financials, health care, industrials, and information technology sectors.

In identifying investments with growth characteristics, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, and the potential for robust streams of free cash flow. In managing the Small-Cap Growth Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Small-Cap Growth Fund’s allocations to maintain a mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Small-Cap Growth Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Small-Cap Growth Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria described in more detail below: (i) management, culture, and incentives; (ii) the economics of the business; (iii) competitive advantage; and (iv) trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Small-Cap Growth Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Small-Cap Growth Fund’s investment portfolio is focused, generally composed of between 30 and 40 investment positions.

While investing in a particular sector is not a principal investment strategy of the Small-Cap Growth Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. While the Small-Cap Growth Fund does not place any restrictions on its level of sector concentration, it will limit its investments in industries within any particular sector to less than 25% of the Fund’s total assets. As of August 31, 2025, the Small-Cap Growth Fund is significantly invested in the financials, health care, industrials, and information technology sectors, which means it will be more affected by the performance of such sectors than a fund that is not so significantly invested. The Small-Cap Growth Fund may not invest more than 15% of its net assets in illiquid securities. The Small-Cap Growth Fund may also seek to increase its income by lending securities.

The Small-Cap Growth Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Next Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Next Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Next Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Next Fund. The Next Index was developed by Motley Fool Investment Analytics, LLC (the “Index Provider”).

The Next Index

The Next Index was established by the Index Provider in 2021 and is a proprietary, rules-based index designed to track the performance of mid- and small-capitalization U.S. companies that have been recommended by analysts and newsletters of The Motley Fool, LLC (“TMF”). Both the Index Provider and TMGF are affiliates of the Adviser. The Index

Provider’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules.

To be eligible for inclusion in the Next Index, a security must first meet the existing eligibility criteria of the Motley Fool 100 Index, a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by TMF’s analysts and newsletters. However, the Next Index excludes the 100 largest securities that meet the Motley Fool 100 Index eligibility criteria, subject to universe continuity rules, and consists of the next largest companies with a 3-month average daily value traded greater than or equal to $1 million. The selection universe consists of companies of all market capitalizations. For this purpose, the Adviser defines small- and mid-capitalization companies as companies having capitalizations similar to, or less than, the companies in the Russell Midcap Index. To create the Motley Fool 100 Index, the largest 100 companies (based on market capitalization, but not restricted to any capitalization constraints) are selected. Given that the selection universe is dynamic, there is no guarantee that the smallest companies that make up the top 100 will always fit the definition of large capitalization, or that the first company (or companies) outside the top 100 will not fit the definition of large capitalization. Historically, the market capitalization weighting methodology has resulted in the Motley Fool 100 Index, under commonly accepted definitions, having attributes of a large capitalization index, and the Next Index having attributes of a small- and mid-capitalization index.

With respect to universe continuity, the Next Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Once the eligible universe is determined, inclusion in the Motley Fool 100 Index and the Next Index are determined jointly based on market capitalization and index continuity rules. A buffer of 30% of the Motley Fool 100 Index membership target - or 30 stocks - is used to prevent frequent turnover around the Motley Fool 100 Index/Next Index cutoff.

Specifically, stocks ranked in the top 70 positions based on firm-level market capitalization (70% of the 100-stock target) are automatically included in the candidate universe for the Motley Fool 100 Index. Additionally, companies that were previously included in the Motley Fool 100 Index will still be included as long as their market capitalization rank is equal to or better than 130 (130% of the 100-stock target). Stocks are then added to the Motley Fool 100 Index based on conviction score rank until the 100-stock target is reached. The remaining stocks are included in the Next Index.

Each selected company’s share of the Next Index (or “weighting”) is set to equal the company’s share of all Next Index companies’ aggregate market value. The Next Index is reconstituted and rebalanced quarterly. The Next Index will typically include 150 – 450 companies at any one time.

The Next Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Next Fund, the Adviser, Index Provider or TMF. Additional information regarding the Next Index, including its value, is available on the websites of the Next Index at www.foolindices.com and the Index Calculation Agent, at www.solactive.com.

The Next Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Next Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Next Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Next Fund’s performance and that of the Next Index, before fees and expenses, will be 95% or better.

The Next Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Next Index. However, the Next Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Next Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Next Index as a whole, when the Adviser believes it is in the best interests of the Next Fund (e.g., when replicating the Next Index involves practical difficulties or substantial costs, a Next Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Next Fund but not to the Next Index).

The Next Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Next Index, but which the Adviser believes will help the Next Fund track the Next Index. For example, the Next Fund may invest in securities that are not components of the Next Index to reflect various corporate actions and other changes to the Next Index (such as reconstitutions, additions and deletions).

The Next Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Next Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Next Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Next Fund will concentrate its investments to approximately the same extent as the Next Index.

The Next Fund may also seek to increase its income by lending securities.

The Next Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Motley Fool Capital Efficiency 100 Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Capital Efficiency Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the total return performance, before fees and expenses, of the Capital Efficiency Index. Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Capital Efficiency Fund. The Capital Efficiency Index was developed by Motley Fool Investment Analytics, LLC (the “Index Provider”).

The Motley Fool Capital Efficiency Index

The Capital Efficiency Index was established by the Index Provider in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency quality factor, that have been recommended by analysts and newsletters of The Motley Fool, LLC (“TMF”), and that also meet certain liquidity requirements. Capital efficiency quality factor is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Both the Index Provider and TMGF are affiliates of the Adviser. The Index Provider’s

TMF’s “recommendation universe” includes all companies domiciled in the United States that are either active recommendations of a newsletter published by TMF or are among the 150 highest rated U.S. companies in TMF’s analyst opinion database, subject to universe continuity rules. With respect to universe continuity, the Capital Efficiency Index is constructed utilizing a buffering methodology. The buffer is intended to reduce index turnover from movements in constituent weightings that could result in a company dropping out of the index only to be added back with the next rebalance. Specifically, stocks ranked in the top 105 positions based on TMF’s analyst opinion database (70% of the 150-stock target) are automatically included in the candidate universe. Additionally, companies that were previously eligible based on their TMF analyst ratings will still be included as long as their rank is equal to or better than 195 (130% of the 150-stock target). Stocks are then added based on conviction score rank until the 150-stock target is reached.

Company shares that meet the requirements for universe inclusion must also meet the minimum requirements for liquidity and for calculating the Quality Factor Factor Score (defined herein). Specifically, the liquidity requirements mandate that at least $1 million worth of a company’s shares trade daily, on average, during the preceding three months. With respect to calculating capital efficiency quality factor, a company must report gross profits (or net revenues for financial companies) and meet a minimum total assets threshold as of the most recent filing prior to each index weighting date. TMF’s proprietary Capital Efficiency Factor Score is a composite score that incorporates growth, profitability, and stability metrics in assessing a company’s capital efficiency. To determine final index membership, candidate stocks are first ranked based on their composite scores. The top 100 stocks are then selected based on index continuity rules.

Each selected company’s share of the Capital Efficiency Index (or “weighting”) is set to equal the company’s share of all Capital Efficiency Index companies’ aggregate market value multiplied by their respective Capital Efficiency Factor Scores. A maximum position size limit of 4.8% is also enforced (tested at the time of rebalancing and subject to index continuity rules). The Capital Efficiency Index is reconstituted and rebalanced quarterly.

The index methodology for the Capital Efficiency Index applies an enhanced calculation logic to reconstitutions and special month-end rebalances as needed to keep the Capital Efficiency Index constituent weights in conformity with tax code diversification requirements for registered investment companies. When applicable, position weights will be adjusted during a reconstitution or special rebalance to ensure that no individual position exceeds 24% of the Capital Efficiency Index and the percentage of the Capital Efficiency Index comprised of individual positions in excess of 4.8% does not cumulatively exceed 48%.

The Capital Efficiency Index will typically include 100 companies at any one time and may contain companies of any size capitalization.

The Capital Efficiency Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Capital Efficiency Fund, the Adviser, Index Provider or TMF. Additional information regarding the Capital Efficiency Index, including its value, is available on the websites of the Capital Efficiency Index at www.foolindices.com and the Index Calculation Agent, at www.solactive.com.

The Capital Efficiency Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Capital Efficiency Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Capital Efficiency Index. The Adviser expects that, over time, if it has sufficient assets, the correlation between the Capital Efficiency Fund’s performance and that of the Capital Efficiency Index, before fees and expenses, will be 95% or better.

The Capital Efficiency Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Capital Efficiency Index. However, the Capital Efficiency Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Capital Efficiency Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Capital Efficiency Index as a whole, when the Adviser believes it is in the best interests of the Capital Efficiency

Fund (e.g., when replicating the Capital Efficiency Index involves practical difficulties or substantial costs, a Capital Efficiency Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Capital Efficiency Fund but not to the Capital Efficiency Index).

The Capital Efficiency Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Capital Efficiency Index, but which the Adviser believes will help the Capital Efficiency Fund track the Capital Efficiency Index. For example, the Capital Efficiency Fund may invest in securities that are not components of the Capital Efficiency Index to reflect various corporate actions and other changes to the Capital Efficiency Index (such as reconstitutions, additions and deletions).

The Capital Efficiency Fund is non-diversified for the purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Capital Efficiency Fund may invest in fewer securities at any one time than a diversified fund. To the extent the Capital Efficiency Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry, the Capital Efficiency Fund will concentrate its investments to approximately the same extent as the Capital Efficiency Index.

The Capital Efficiency Fund may also seek to increase its income by lending securities.

The Capital Efficiency Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Oakhurst Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective of total return by investing primarily in a diversified portfolio of investment grade fixed-income securities that the Adviser believes offer the potential for capital appreciation and current income. Total return for the Fund will consist of income, dividends and capital appreciation. The Fund may invest in various types of fixed-income securities, including, but not limited to, those issued by the U.S. Government and its agencies, corporate bonds, convertible securities, mortgage-backed and other asset-backed securities and collateralized mortgage obligations. Mortgage-backed securities include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. Collateralized mortgage obligations are debt obligations that pool together mortgages and separate them into short-, medium-, and long-term positions (“tranches”). Tranches pay different rates of interest depending on their maturity and anticipated cash flow.

Normally, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed-income securities. Investment grade fixed-income securities are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or unrated securities that the Adviser considers to be of comparable quality. The Fund may invest up to 20% of its net assets in non-investment grade fixed income securities (hereafter referred to as “junk bonds” or “high yield securities”).

The Fund has adopted an investment policy to concentrate its investments in agency and non-agency mortgage-backed securities. This means the Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. From time to time the Fund may emphasize investment in other particular sectors of the fixed income market. The Fund may also invest in thinly traded securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A or other exemptions under the Securities Act of 1933. To the extent consistent with its investment policies, the Fund may invest up to 15% of the value of its net assets in securities or other investments that are deemed illiquid.

The Adviser attempts to maximize the Fund’s total return by actively managing the Fund’s average maturity, sector weightings, and specific security holdings. The Adviser also actively manages the Fund’s average duration, which is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s duration is 4 years, the Fund’s share price would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates. In constructing the portfolio, the Adviser applies a disciplined maturity adjustment strategy that attempts to identify long-term interest rate trend patterns. If the Adviser perceives that a change in interest rates represents a long-term interest rate trend rather than a short-term swing, the Adviser will adjust the Fund’s average maturity. The Fund’s average maturity will depend on the Adviser’s assessment of both the relative yields available on securities with differing maturities and future changes in interest rates. While the Adviser may take advantage of the entire range of fixed-income maturities, the Fund’s dollar-weighted average maturity, which is the average of all the current maturities of the bonds held in the Fund, will generally range from 90 days up to 10 years. The Fund’s dollar-weighted average maturity will be actively monitored and adjusted based on the Adviser’s view of interest rate trends. The Adviser may sell a security based upon its assessment of interest rate trends or when more attractive opportunities become available.

Optima Strategic Credit Fund
Prospectus [Line Items]
Strategy [Heading]	SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a non-diversified portfolio of credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments. The Fund defines credit instruments broadly to include any debt instrument, including corporate debt securities, government and agency debt securities, leveraged loans (or bank loans), municipal securities, securitized instruments (including mortgage- and asset-backed securities) and shares of registered, closed-end or open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that have either adopted policies to invest at least 80% of their assets in credit instruments or invest substantially all of their assets in credit instruments. The Fund may invest in domestic and foreign credit instruments of any maturity and credit rating, and may invest a majority of its assets in credit instruments that are rated below investment grade (“high yield bonds”), which are also known as “junk bonds”, and/or credit instruments that are linked to, or provide investment exposure to high yield bonds.

To pursue its investment objective, the Fund uses a trend-following strategy that seeks to identify favorable market environments in high yield bonds. The Fund’s assets are managed in accordance with Anthony Capital Management, LLC’s (the “Sub-Adviser”) proprietary Tactical Risk Model (“TRM”). The TRM is a quantitatively-driven investment process that seeks to invest Fund assets (i) in high yield bonds and derivative instruments that are linked to, or provide investment exposure to, similar credit instruments when the Sub-Adviser believes that high yield bond markets are trending upwards (referred to herein as “Risk-On” environments); and (ii) in short-term fixed income securities or cash equivalents when the Sub-Adviser believes that high yield bond markets are trending downwards (referred to herein as “Risk-Off” environments). By tactically allocating its investments based upon market trends and momentum, the Fund seeks to reduce its exposure to declines in the high yield bond markets, thereby seeking to limit downside volatility and downside loss in down-trending markets. To determine whether a “Risk-On” or “Risk-Off” market environment exists, the Sub-Adviser systematically evaluates, among other things, price data from credit and equity markets, credit spreads, interest rates and other market-based indicators to provide a broad assessment of then-current market conditions.

Subject to the Sub-Adviser’s determination of the state of the then-current market environment, the Fund’s assets will generally be invested as follows:

●

“Risk-On” Environments: In “Risk-On” environments (i.e., where the Sub-Adviser believes that high-yield bond markets are trending upwards), the Fund will invest up to 25% of its assets in derivative instruments including credit default swaps (“CDS”), CDS indexes or baskets of underlying diversified high yield bond funds, high yield bond indices, high yield bond ETFs, bank loan funds, multi-sector bond funds and other fixed income funds and other ETFs.

●

“Risk-Off” Environments: In “Risk-Off” environments (i.e., where the Sub-Adviser believes that high-yield bond markets are trending downwards), the Fund’s assets will be invested primarily in cash equivalents or short-term fixed income securities, including bills, notes and bonds issued by the U.S. Treasury.

High Yield Exposure Through Credit Default Swaps

While the Fund may execute its investment strategy by investing in individual high yield securities, it is anticipated that the Fund will invest during “Risk-On” environments primarily by entering into CDS. CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) sells credit protection or takes on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy, or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund will use CDS as part of a replication tactic whereby the Fund combines a (1) CDS on a portfolio of high yield bonds with (2) investments in high quality securities, such as U.S. Treasury bills, as an economic substitute for a portfolio of individual high yield bonds. This two-instrument “replication portfolio” is expected to have an economic and investment return profile that is substantially similar, although not identical to, a cash portfolio of high yield bonds. If the Fund invests in a portfolio of individual high yield bonds, it earns interest and suffers losses when issuers default. Similarly, the replication portfolio receives nearly identical payments and suffers nearly identical losses to that of a portfolio of high yield bonds. The Fund receives interest (from the portfolio of high-quality securities) and receives payments from the credit protection buyer, which, in total, are approximately equal to the interest payments on a cash portfolio of high yield bonds. Additionally, the Fund makes credit default payments to the credit protection buyer counterparty that are nearly identical to credit losses the Fund would suffer from the default of issuers in a cash portfolio of high yield bonds.

The Fund anticipates that it will use a market-standard high yield reference portfolio known as the Markit CDX High Yield Index (the “CDX High Yield Index”) to execute its investment strategy. The CDX High Yield Index (composed of 5-year credit default swaps on 100 relatively liquid high yield fixed income securities issued by BB and B rated North American corporate entities) is selected and maintained by Markit Group Limited (“Markit Group”) using specific-issue recommendations and current market-based default swap rates provided by major high yield market participants, such as commercial banks and broker-dealers. Markit Group also provides daily updates of the then-current average credit default swap rate associated with each of the securities included in the CDX High Yield Index. The CDX High Yield Index and its average credit default swap rate are used by the Fund and its counterparties to set the terms of CDX High Yield Index-referenced CDS. Markit Group also provides credit default loss information and required credit event payments by conducting a survey or quasi-auction on securities included in the CDX High Yield Index that have suffered a credit event. This loss information is used to calculate payments due from a credit protection seller to the protection buyer. A new CDX High Yield Index is created every six months to update the Index for the purpose of replacing defaulted issuers and including new issuers, which are representative of the then-current high yield market. The Fund expects that it may maintain original CDS or enter into new transactions that terminate the old CDS and replace them with CDS using the newly-updated CDX High Yield Index.

The tactic of using a CDS referenced to the CDX High Yield Index differs from the tactic of investing in specific Sub-Adviser-selected high yield bonds because (1) it does not rely upon the issuer-specific credit research of the Sub-Adviser, (2) exposes the Fund to the credit risk of the counterparty in addition to the credit risk of the reference high yield portfolio, and (3) permits only long or short positions in the Index rather than more selective issuer-specific or sector-specific investments.

In addition to the CDX High Yield Index, the Fund may also use foreign credit default swap indexes to gain exposure to foreign (including emerging markets) fixed income securities.

Other Investments

The Fund may invest in a broad range of securities and engage in a broad range of investment techniques including the following:

●

Credit Instruments: The Fund may invest in foreign and domestic credit instruments, including, without limitation, corporate and sovereign debt securities, government and agency debt securities, leveraged loans (or bank loans), municipal securities, securitized instruments (including mortgage- and asset-backed securities) and shares of Underlying Funds that have either adopted policies to invest at least 80% of their assets in credit instruments or invest substantially all of their assets in credit (collectively, “Credit Instruments”).

●

High Yield Debt Securities: The Fund may invest in high yield debt securities without restriction as to issuer, counterparty, country or capitalization, and without restriction as to credit quality, maturity, issuer type or structure. The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk non-investment grade corporate bonds (which are also commonly called “high yield bonds” or “junk bonds”) with medium to low credit quality ratings. High yield bonds are generally credit instruments that are rated BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Bal or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Sub-Adviser, to be of comparable quality. High yield bonds have a higher expected rate of default than investment grade bonds. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as CDS and credit default swap index products. See “High Yield Exposure Through Credit Default Swaps” section in the Fund’s principal investment strategy for more information regarding the Fund’s investments in high yield bond CDS.

●

Underlying Funds: The Fund may invest its assets in shares of Underlying Funds, to the extent permissible under 1940 Act. As a shareholder of one or more Underlying Funds, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fee and other expenses that the Fund bears directly in connection with its own operations. The Fund expects that a significant portion of the Fund’s assets may be invested in Underlying Funds.

●

Derivatives: The Fund may invest in derivative products to be used by the Fund to obtain exposure to specific asset class sectors, such as the high yield bond sector, in order to invest long in the specific asset classes. These products include CDS and credit default swap index products (including CDX High Yield Index products). The Fund may also use other derivatives including, without limitation, options transactions, other swap transactions, futures and repurchase agreements, without regard to credit quality, maturity, issuer type or structure.

●

U.S. Government Securities: The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; or (iii) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.

Defensive Periods

During defensive periods, as determined by the Sub-Adviser, the Fund may invest up to 100% of the Fund’s assets in high-quality, short-term debt securities and cash equivalents, including money market instruments and money market mutual funds. The Fund may also engage in derivative transactions to hedge against adverse price movements in credit instruments during defensive periods.

SGI U.S. Large Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in other registered investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in securities of affiliated and unaffiliated ETFs (collectively, “Underlying Funds”).

The Adviser attempts to lower the Fund’s market risk by investing in U.S. equity securities that lower the overall volatility of the Fund’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes. The Fund may also seek to increase its income by lending portfolio securities.

SGI Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests, under normal market conditions, significantly (ordinarily at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund defines non-U.S. companies as companies that (i) are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.

The Fund’s investments in equity securities include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market. The Fund may invest in securities of foreign issuers either directly or through depository receipts, including American Depository Receipts (“ADRs”). The Fund may invest in other registered investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in securities of affiliated and unaffiliated ETFs (collectively, “Underlying Funds”) The Fund may invest in or have exposure to companies of any size, but primarily invests in large- and mid- capitalization companies.

The Adviser attempts to lower the Fund’s market risk by investing in equity securities that lower the overall volatility of the Fund’s portfolio as compared to global equity benchmarks. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc.

The Adviser selects securities for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

SGI Small Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in the stocks of U.S. companies with market capitalizations, at the time of purchase, that are within the trailing twelve-month range of the market capitalizations of those companies that are included in the Russell 2000® Index (“Small Cap Stocks”). For purposes of this investment policy, stocks of U.S. companies are stocks that are listed on a securities exchange or market inside the United States. Because the Russell 2000® Index (“Index”) is modified (“reconstituted”) regularly (usually each year) to replace companies that no longer qualify for inclusion in the Index due to, among other reasons, having market capitalizations that have grown too large, the Adviser uses the trailing twelve-month range of market capitalizations to mitigate the need to trade stocks in the portfolio due to Index reconstitution. Further, the Adviser will not sell from the portfolio any holdings that the Adviser believes are likely to appreciate more than the Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within this range. As such, the Fund may, from time to time, hold less than 80% of its net assets within this range. The Fund attempts to achieve its objective by taking long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. The Fund may also invest in securities of affiliated and unaffiliated exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). As part of its investment strategy, the Adviser will continue to invest in Small Cap Stocks that the Adviser believes will appreciate more than the Index. Shareholders will be notified by the Fund sixty days in advance of any change in this 80% policy. In seeking to achieve its principal investment strategies, the Fund will engage in trading of portfolio securities that will likely result in a high portfolio turnover rate. The Fund may also seek to increase its income by lending portfolio securities.

SGI U.S. Large Cap Equity VI Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Portfolio's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Portfolio purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Portfolio may also invest in other registered investment companies, including exchange-traded funds (“ETFs”).

Summit Global Investments, LLC (the “Adviser”) attempts to lower the Portfolio’s market risk by investing in U.S. equity securities that lower the overall volatility of the Portfolio’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Portfolio invests in stocks that often exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. The Adviser selects securities for the Portfolio that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Portfolio’s volatility, there is no guarantee that the strategy will be successful or that the Portfolio’s portfolio will not experience periods of volatility.

The Adviser seeks to incorporate ESG issues into existing portfolio construction practices using a combination of up to three approaches: integration, screening and thematic. Through integration, the Adviser will explicitly and/or systematically include ESG issues in its investment analysis and decisions, to better manage risks and improve returns. Screening places specified filters to lists of potential investments that rule companies in or out of contention for investment, based on the Adviser's preferences, values or ethics. Thematic investing seeks to combine attractive risk-return profiles with an intention to contribute to a specific environmental or social outcome, including impact investing. The Portfolio intends to invest in companies with measurably high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria.

The Adviser may encourage the companies in which the Portfolio invests in to improve their ESG risk management or develop more sustainable business practices through direct engagement with a company. This may done by discussing ESG issues with companies to improve their handling, including disclosures the companies make surrounding such issues. Another way in which the Adviser may seek to improve performance through ESG is stewardship through proxy voting by formally expressing approval or disapproval through voting and proposing shareholder resolutions on specific ESG issues.

The Portfolio may sell a stock if the Adviser identifies fundamental or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Portfolio may also decrease weight in an investment for risk control purposes.

SGI Peak Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in securities of affiliated and unaffiliated open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may allocate assets across six categories of Underlying Funds: domestic equities, foreign equities (including emerging markets securities), domestic investment-grade bonds, domestic high yield bonds (also known as “junk bonds”), foreign investment-grade and high yield bonds, and money market funds.

Under normal circumstances, the Fund will invest primarily in Underlying Funds focusing on domestic equities and large capitalization foreign equities, a lesser amount in Underlying Funds focused on small and mid-capitalization foreign equities and emerging markets, and a small amount in Underlying Funds focused on domestic investment-grade bonds, domestic high yield bonds, foreign investment-grade and high yield bonds, and money market funds.

The Adviser attempts to lower the Fund’s market risk by investing in Underlying Funds that seek to lower the overall volatility of the Fund’s portfolio as compared to the S&P 500® Total Return Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. In addition, the Adviser reviews the idiosyncratic risks associated with each Underlying Fund and if these risks are deemed elevated with increased downside risks the Adviser may make changes to the Underlying Funds. The Adviser selects Underlying Funds for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility.

The Adviser may evaluate how an Underlying Fund uses proxy votes and access to corporate management. This process may include interviews with an Underlying Fund’s management and an examination of an Underlying Fund’s proxy voting records, prospectus and other reports. The methods that Underlying Funds use may vary.

The Fund may focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions or geopolitical conditions.

The Fund may sell an Underlying Fund if the Adviser identifies fundamental legal or other risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

SGI Prudent Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in securities of affiliated and unaffiliated open-end mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund may allocate assets across six categories of Underlying Funds: domestic equities, foreign equities (including emerging markets securities), domestic investment-grade bonds, domestic high yield bonds (also known as “junk bonds”), foreign investment-grade and high yield bonds, and money market funds.

Under normal circumstances, the Fund will invest primarily in Underlying Funds focused on domestic equities, a lesser amount in Underlying Funds focused on large capitalization foreign equities, mid-capitalization foreign equities, emerging markets and domestic investment-grade bonds, and a small amount in Underlying Funds focused on small-capitalization foreign equities, domestic high yield bonds, foreign investment-grade and high yield bonds, and money market funds.

The Adviser attempts to lower the Fund’s market risk by investing in Underlying Funds that seek to lower the overall volatility of the Fund’s portfolio. The Fund seeks volatility between 60%-80% as compared to the S&P 500® Total Return Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. In addition, the Adviser reviews the idiosyncratic risks associated with each Underlying Fund and if these risks are deemed elevated with increased downside risks the Adviser may make changes to the Underlying Funds. The Adviser selects Underlying Funds for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s volatility, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of higher volatility.

The Adviser may evaluate how an Underlying Fund uses proxy votes and access to corporate management. This process may include interviews with an Underlying Fund’s management and an examination of an Underlying Fund’s proxy voting records, prospectus and other reports. The methods that Underlying Funds use may vary.

The Fund may focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions or geopolitical conditions.

The Fund may sell an Underlying Fund if the Adviser identifies fundamental legal or other risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

SGI U.S. Large Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in securities of large-capitalization companies, which the Fund considers to be those companies listed within the Russell 1000® Index or S&P 500® Index (the “Indexes”). The Fund’s investments will generally consist primarily of common stocks, but may also include preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. The Fund may also invest in other registered investment companies, including ETFs.

Summit Global Investments, LLC (the “Adviser”) attempts to achieve the Fund’s objective by investing in stocks that have strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and favorable quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock. The Fund may sell a stock if these risks are deemed elevated with increased downside risks due to social, environmental, legal, governance risks, and/or if the risk/return characteristics decline due to increasing risk and/or decreasing return potential. Further, the Fund may also decrease weight in an investment for risk control purposes.

Further, the Adviser may not sell from the portfolio a holding that the Adviser believes is likely to appreciate more than an Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within these Indexes. As such, the Fund may, from time to time, hold less than 80% of its net assets within these Indexes.

In seeking to achieve its principal investment strategies, the Fund may engage in trading of portfolio securities that may result in a high portfolio turnover rate. The Fund may also seek to increase its income by lending portfolio securities.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Semi-Transparent Actively-Managed ETF with Proxy Portfolio Structure. The Fund is an actively-managed, semi-transparent ETF. Unlike traditional ETFs, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”—and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”). While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. The Proxy Portfolio Disclosures are intended to help keep the market price of the Fund’s Shares trading at or close to the underlying net asset value (“NAV”) per Share of the Fund. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies.

SGI Dynamic Tactical ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and invests in securities of affiliated and unaffiliated ETFs and open-end mutual funds (collectively, “Underlying Funds”). The Fund utilizes both fundamental analysis and proprietary quantitative frameworks that help inform the investment decision-making process regarding strategic investment opportunities.

The Fund may allocate among major equity asset classes and sectors, within the Underlying Funds, of the U.S., foreign and emerging markets equity of any capitalization. It may further allocate, including by not limited to: domestic investment-grade bonds, domestic high yield bonds (also known as “junk bonds”), foreign investment-grade, commodities, precious metals and money market funds during periods of weakness in equity markets.

It will generally have some level of investment in equity assets classes but there is no stated limit on the percentage of assets the fund can invest in a particular Underlying Fund or the percentage of assets the fund will allocate to any one asset class, and at times the fund may focus on a small number of Underlying Funds or asset classes and may be non-diversified across asset classes and/or Underlying Funds.

Under normal circumstances, the Fund will seek to fully participate in the positive upside of equity markets. The Fund will seek to reduce risk when fundamental and quantitative frameworks identify weakness within various asset classes and/or sectors and will tactically alternate various Underlying Funds.

Summit Global Investments, LLC (the “Adviser”) may make tactical exposure changes for various other reason. For example, the Adviser may attempt to lower the Fund’s market risk by investing in the Underlying Funds that seek to lower the overall volatility of the Fund’s portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. In addition, the Adviser reviews the idiosyncratic risks associated with each of the Underlying Funds and if these risks are deemed elevated with increased downside risks the Adviser may make changes to the Underlying Funds.

The Adviser selects the Underlying Funds for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund’s various risks, such as volatility and downside risks, there is no guarantee that the strategy will be successful or that the Fund’s portfolio will not experience periods of volatility and loss.

The Adviser may evaluate how corporate management executes the objective of the Underlying Fund through examination of the Underlying Fund’s proxy voting records, prospectus and other reports. The methods that the Underlying Funds use may vary.

The Fund may focus its investments in a particular industry or sector for the purpose of capitalizing due to significant changes in market conditions or geopolitical conditions.

The Fund may sell one or more of the Underlying Funds if the Adviser identifies fundamental, legal or other risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes. Additionally, the Fund may seek to increase its income by lending portfolio securities.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Semi-Transparent Actively-Managed ETF with Portfolio Reference Basket Structure. The Fund is an actively-managed, semi-transparent ETF. Unlike traditional ETFs, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Portfolio Reference Basket”—and certain related information about the Portfolio Reference Basket relative to the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Portfolio Reference Basket Disclosures”), which are intended to help keep the market price of the Fund’s Shares trading at or close to the underlying net asset value (“NAV”) per Share of the Fund. While the Portfolio Reference Basket includes all of the Fund’s holdings, it is not the Fund’s Actual Portfolio because the holdings will be weighted differently, subject to a minimum weightings overlap of 90% with the Fund’s Actual Portfolio at the beginning of each trading day. The Fund also discloses the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions (the “Guardrail Amount”). The Guardrail Amount is intended to ensure that no individual security in the Portfolio Reference Basket will be overweighted or underweighted by more than the publicly disclosed percentage when compared to the actual weighting of each security within the Actual Portfolio as of the beginning of each trading day. The Fund is actively-managed and does not seek to track an index.

SGI Enhanced Global Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective by (1) actively investing in global companies that offer dividend income and that trade on U.S. stock exchanges and (2) investing in options strategies that seek to generate current income. The Fund uses an actively traded put and call options strategy that choose deep out-of-the-money strike prices generally expiring within 1-7 days to generate income. The options selling strategy seeks to provide income using exposure to the value of the S&P 500 Index (the “Index”) or other broad benchmark indices. The Fund is subject to limits on the potential gains and losses as a result of the nature of the options strategy it employs. The Fund’s options contracts are intended to provide current income from option premiums and a limit on the Fund’s indirect participation in gains or losses, if any, of the increase in the value of the Index.

The Fund’s investments in non-U.S. companies include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock through depository receipts, and American Depository Receipts (“ADRs”). The Fund invests, under normal market conditions, significantly (ordinarily at least 40% - unless market conditions are not deemed favorable by Summit Global Investments, LLC (the “Adviser”), in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund may also invest in other registered investment companies, including ETFs, which may or may not be managed by the Adviser (“Underlying Funds”). The Fund may invest in or have exposure to companies of any size, but primarily invests in large- and mid- capitalization companies.

The Fund seeks to provide an “enhanced” yield compared to traditional option-based strategies. It does this by frequently selling short-term options (typically less than one week in duration), which typically generates more income than selling longer-term options over the same period.

The Fund intends to enter into derivatives or other transactions, including options contracts, that provide leverage, in compliance with Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is expected to be a full derivatives user under Rule 18f-4, and has adopted policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition to its options investments, the Fund may hold short-term U.S. Treasury securities for collateral for the options, and to generate income.

In seeking to achieve its principal investment strategies, the Fund may engage in trading of portfolio securities that may result in a high portfolio turnover rate.

The Fund may also seek to increase its income by lending securities.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

SGI Enhanced Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective by (1) investing in a diversified portfolio of higher-yielding high quality short-term money market instruments, money market mutual funds and/or fixed-income and other debt-related instruments, and (2) investing in ultra-short-term options strategies that seek to generate current income. The Fund is not a money market fund and does not seek to maintain a fixed or stable net asset value (“NAV”). The Fund uses an actively traded put and call options strategy that chooses deep out of the money strike prices generally expiring within 1-7 days to generate income. The options selling strategy seeks to provide income using exposure to the value of the S&P 500 Index (the “Index”) or other broad benchmark indices and is subject to limits on the potential gains and losses as a result of the nature of the options strategy. The Fund’s options contracts are intended to provide current income from option premiums and a limit on the Fund’s indirect participation in gains or losses, if any, of the increase in the value of the Index.

The Fund seeks to provide an “enhanced” yield compared to traditional option-based strategies. It does this by frequently selling short-term options (typically less than one week in duration), which usually generates more income than selling longer-term options over the same period.

In addition to its options investments, the Fund will hold short-term U.S. Treasury securities for collateral for the options, and to generate income. The Fund may also invest in fixed-income and other debt-related instruments, bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of U.S. or foreign banks denominated in any currency, repurchase agreements and other registered investment companies, including ETFs.

The Fund intends to enter into derivatives or other transactions, including options contracts, that provide leverage, in compliance with Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is expected to be a full derivatives user under Rule 18f-4, and has adopted policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In seeking to achieve its principal investment strategies, the Fund may engage in trading of portfolio securities that may result in a high portfolio turnover rate.

The Fund may also seek to increase its income by lending securities.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

SGI Enhanced Nasdaq-100 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market circumstances, seeks to achieve its objective by (1) investing at least 80% of its net assets (including borrowings for investment purposes) in equity investments of companies that, at the time of investment, are included in the Nasdaq-100® Index (the “Index”) and/or options or futures, ETFs or options on ETFs that seek to replicate the returns of the Index (the “80% Policy”), and (2) investing in options strategies that seek to generate current income. The Fund’s equity investments may include common stock, preferred stock, warrants, securities convertible into common stock, futures, forwards, and options. To the extent options or futures are used to meet the Fund’s 80% policy, the notional value of the options or futures will be used when determining the Fund’s compliance.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset at an agreed-upon price (“strike price”) prior to a specified date (“expiration date”) in the near future. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell the underlying asset at the strike price at any time prior to the expiration date of the option, regardless of the market price of the underlying asset. A put option gives the purchaser the right to sell, and the writer (seller) the obligation to buy the underlying asset at the strike price at any time prior the expiration date of the option, regardless of the market price of the underlying asset.

A call option is considered out-of-the-money if the market price of the underlying asset is trading below the strike price of the call. A put option is out-of-the-money if the market price of the underlying asset is above the put’s strike price.

An option premium paid to the writer (seller) is in consideration for the writer (seller) undertaking the obligation to sell (in a call option), or to buy (in a put option) the underlying asset, under the options contract.

The Fund uses an actively traded put and call options strategy that writes/sells options with deep out-of-the-money strike prices generally having an expiration date within 1-7 days to generate income. The Fund seeks to provide an “enhanced” yield compared to traditional option-based strategies. It does this by frequently selling short-term options (typically less than one week in duration) to generate income. Options that expire within 1 - 7 days and that are deep out-of-the-money exhibit a greater tendency to expire worthless and help avoid additional costs to the Fund of needing to close out the options contracts through repurchasing them at a higher price. Thus, it is more likely that the Fund would be able to collect the entire premium of the options sold.

The Fund’s options selling strategy seeks to provide income using exposure to the value of the Index and other broad benchmark indices such as the S&P 500® Index and the Russell 2000® Index. The Fund will consider factors such as liquidity, demand, premiums, and volatility in writing options against various broad benchmark indexes. The Index is a market-capitalization weighted index comprised of the securities of the 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on their market capitalization. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, preferred stock, warrants, securities convertible into common stock, and depositary receipts representing interests in non-U.S. companies. The Index excludes companies that are classified in the “Financials” group by the Industry Classification Benchmark, a product of FTSE International Limited. As of March 28, 2024, the Index had significant exposure to companies in the Technology and Consumer Discretionary sectors. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries, but the Fund may have significant exposure from time to time to companies in particular industries similar to the make-up of the Index.

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 80% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index. The Russell 2000® Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000® Index which is designed to represent approximately 98% of the investable US equity market.

Since the Fund writes/sells options with deep out-of-the-money strike prices, the Fund’s options contracts are intended to provide current income from option premiums. The Fund is subject to limits on the potential gains from selling options contracts to the premiums it collects as a result of the nature of the Fund’s options selling strategy. When the Fund sells an options contract it collects a premium as the seller. When the Fund holds a contract until expiration the premium collected is paid to the Fund. This process creates additional income to the Fund. The Fund may need to purchase or buy the same options contract based on market movements of the underlying indexes to avoid a loss or lock in a loss. This purchase or buy is meant to close out the options contract position, either locking in a gain or loss, based on the price received from when selling the options contract compared to the price paid for when purchasing the same options contract.

The Fund intends to enter into derivatives or other transactions, including options contracts, that provide leverage, in compliance with Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is expected to be a full derivatives user under Rule 18f-4, and has adopted policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition to its options investments and equity investments, the Fund may hold short-term U.S. Treasury securities for collateral for the options, and to generate income.

The Fund may invest in securities of non-U.S. companies including, without limitation, common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and American Depository Receipts (“ADRs”). The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund may also invest in other registered investment companies, including ETFs (which may or may not be managed by the Adviser (“Underlying Funds”), to the extent permitted by applicable law and subject to certain restrictions. The Fund primarily invests in large-capitalization companies, but may invest in or have exposure to companies of any size within the limits of the Fund’s 80% Policy.

In seeking to achieve its investment objectives, the Fund may engage in trading of portfolio securities that may result in a high portfolio turnover rate.

The Fund may also seek to increase its income by lending securities.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned strategies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash, eligible U.S. dollar-denominated money market instruments, or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities, and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures. Accordingly, during such periods, the Fund may not achieve its investment objective.

SGI Enhanced Market Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective by (1) investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in securities of large-capitalization companies (the “80% Policy”). For the purposes of the 80% Policy, the Fund considers large-capitalization companies to be those companies listed within the Russell 1000® Index or S&P 500® Index. The Fund will also invest in options strategies that seek to generate current income.

The Fund’s equity investments will generally consist primarily of common stocks, but may also include other equity securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. The Fund may also invest in other registered investment companies, including ETFs.

Summit Global Investments, LLC (the “Adviser”) attempts to achieve the Fund’s objective by investing in stocks of companies it considers “market leaders.” The Adviser considers a market leader to be a company with strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and favorable quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock. The Fund may sell a stock if these risks are deemed elevated with increased downside risks and/or if the risk/return characteristics decline due to increasing risk and/or decreasing return potential. Further, the Fund may also decrease weight in an investment for risk control purposes. Further, the Adviser may not sell from the portfolio a holding that the Adviser believes is likely to appreciate more than the Russell 1000® Index or S&P 500® Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within these indexes. As such, the Fund may, from time to time, hold less than 80% of its net assets within large capitalization companies.

The Fund typically uses an actively traded put and call options strategies that writes/sells options with both out-of-the-money strike prices and covered calls to generate income. The Fund seeks to provide an “enhanced” yield compared to traditional option-based strategies. It does this by both frequently selling short-term options (typically less than six weeks in duration), spread options (typically one to four weeks in duration), and covered calls to generate income. Options that expire within six weeks and that are out-of-the-money exhibit a greater tendency to expire worthless and help avoid additional costs to the Fund of needing to close out the options contracts through repurchasing them at a higher price. Thus, it is more likely that the Fund would be able to collect the entire premium of the options sold. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss.

The Fund’s options strategy seeks to provide income using exposure that includes to the value of the underlying stock, the S&P 500® Index, or other broad benchmark indices (each, an “Index”). The Fund will consider factors such as liquidity, demand, premiums, and volatility in utilizing options against various Indexes or stocks. The Fund’s options contracts are intended to provide a limit on the Fund’s indirect participation in gains or losses, if any, of the increase in the value of an Index or stock.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset at an agreed-upon price (“strike price”) prior to a specified date (“expiration date”) in the near future. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell the underlying asset at the strike price at any time prior to the expiration date of the option, regardless of the market price of the underlying asset. A put option gives the purchaser the right to sell, and the writer (seller) the obligation to buy the underlying asset at the strike price at any time prior the expiration date of the option, regardless of the market price of the underlying asset.

A call option is considered out-of-the-money if the market price of the underlying asset is trading below the strike price of the call. A put option is out-of-the-money if the market price of the underlying asset is above the put’s strike price.

An option premium paid to the writer (seller) is in consideration for the writer (seller) undertaking the obligation to sell (in a call option), or to buy (in a put option) the underlying asset, under the options contract.

Since the Fund writes/sells options with out-of-the-money strike prices, the Fund’s options contracts are intended to provide current income from option premiums or the difference between premiums with an options spread. The Fund is subject to limits on the potential gains from selling options contracts to the premiums it collects as a result of the nature of the Fund’s options strategy. When the Fund sells an options contract it collects a premium as the seller. When the Fund holds a contract until expiration the premium collected is paid to the Fund. This process creates additional income to the Fund. The Fund may need to purchase or buy the same options contract based on market movements of the underlying Indexes to avoid a loss or lock in a loss. This purchase or buy is meant to close out the options contract position, either locking in a gain or loss, based on the price received from when selling the options contract compared to the price paid for when purchasing the same options contract. The Fund may also write covered call options on a portion of the common stocks in its portfolio. In exchange for writing a call option on an underlying portfolio security, the Fund receives income, in the form of a premium, from the option buyer. The Fund’s covered call options help to partially offset the effect of a price decline of the portfolio securities of the Fund through means of the premiums received by the Fund. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. The Fund may employ a “covered call” option strategy meaning the option written by the Fund is a call option on a portfolio security that the Fund invests in.

The extent of option writing activity will depend upon market conditions and the Advisor’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings and Indexes.

The Fund intends to enter into derivatives or other transactions, including options contracts, that provide leverage, in compliance with Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is expected to be a full derivatives user under Rule 18f-4, and has adopted policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition to its options investments and equity investments, the Fund may hold short-term U.S. Treasury securities for collateral for the options, and to generate income.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund may also seek to increase its income by lending securities.

The Fund has elected to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned strategies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash, eligible U.S. dollar-denominated money market instruments, or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities, and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures. Accordingly, during such periods, the Fund may not achieve its investment objective.

F/m US Treasury 30 Year Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Bond that matures closest to, but not beyond, 30 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Bond that matures closest to, but not beyond, 30 years from the rebalancing date.

The Adviser generally intends to replicate the constituent securities of the Underlying Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The Adviser may use a “representative sampling” strategy in certain circumstances, such as when it may not be possible or practicable to fully implement a replication strategy. Representative sampling is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 30 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the US government for the 30 Year issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 20 Year Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Bond that matures closest to, but not beyond, 20 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Bond that matures closest to, but not beyond, 20 years from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 20 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 20 Year issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 10 Year Note ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 10 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 10 years from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 10 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 10 Year issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 7 Year Note ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 7 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 7 years from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 7 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 7 Year issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 5 Year Note ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 5 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 5 years from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 5 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 5 Year issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 3 Year Note ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 3 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 3 years from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 3 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 3 Year issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 2 Year Note ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 2 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Note that matures closest to, but not beyond, 2 years from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 2 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 2 Year issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 12 Month Bill ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 12 Month US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 12 Month issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 6 Month Bill ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, 6 months from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, 6 months from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 6 Month US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 6 Month issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m US Treasury 3 Month Bill ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 3 Month US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US

Treasury security issued by the U.S. government for the 3 Month issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated exchange-traded funds (each, an “ETF”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 6-Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg US Liquid Corporate Maturity Index (the “LCM Parent Index”) and the Bloomberg U.S. Credit + 144A Index (the “144A Parent Index” and together with the LCM Parent Index, the “Parent Indices”), which is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 6 months. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 3 months but less than 9 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Indices

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Indices; (ii) have a remaining term of at least 3 months, but less than 9 months, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 457 constituents and was most concentrated in securities of companies in the financials industry or sector, which comprised approximately 48.14% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The two Parent Indices with respect to the Underlying Index were created by the Index Provider in January 2025 (with history backfilled to January 1, 2011) and April 2018 (with history backfilled to January 1, 1998), respectively.

The LCM Parent Index measures the performance of the most recent bond per issue across USD- denominated investment-grade corporate bonds with a specified maturity range. The LCM Parent Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that are (i) included in the 144A Parent Index and (ii) have at least $300 million face value amount outstanding. The Index Provider selects individual securities from the 144A Parent Index utilizing a rules-based approach by applying various screening rules and equally weighting the constituents. When selecting constituents, the determination occurs on the third-to-last business day of each month. For each specified maturity range, the eligible bonds must be at least the lower bound in years, but not including the upper bound, until final maturity, regardless of optionality, as of the end of the month. Enhanced Equipment Trust Certificate bonds are excluded from the LCM Parent Index. LCM Parent Index constituents are equally weighted and the securities included in the LCM Parent Index are updated by the Index Provider on the last business day of each month.

The 144A Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the 144A Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the 144A Parent Index one (1) year prior to conversion to floating-rate. Excluded from the 144A Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The 144A Parent Index is market capitalization-weighted, and the securities included in the 144A Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and the Parent Indices is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 9-18 Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg US Liquid Corporate Maturity Index (the “LCM Parent Index”) and the Bloomberg US Credit + 144A Index (the “144A Parent Index” and together with the LCM Parent Index, the “Parent Indices”), which is comprised of selected investment-grade corporate bonds with a remaining term maturity of at least 9 months, but less than 18 months. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 9 months, but less than 18 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Indices

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Indices; (ii) have a remaining term of at least 9 months, but less than 18 months, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 892 constituents and was most concentrated in securities of companies in the financials industry or sector, which comprised approximately 45.62% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The two Parent Indices with respect to the Underlying Index were created by the Index Provider in January 2025 (with history backfilled to January 1, 2011) and April 2018 (with history backfilled to January 1, 1998), respectively.

The LCM Parent Index measures the performance of the most recent bond per issue across USD- denominated investment-grade corporate bonds with a specified maturity range. The LCM Parent Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that are (i) included in the 144A Parent Index and (ii) have at least $300 million face value amount outstanding. The Index Provider selects individual securities from the 144A Parent Index utilizing a rules-based approach by applying various screening rules and equally weighting the constituents. When selecting constituents, the determination occurs on the third-to-last business day of each month. For each specified maturity range, the eligible bonds must be at least the lower bound in years, but not including the upper bound, until final maturity, regardless of optionality, as of the end of the month. Enhanced Equipment Trust Certificate bonds are excluded from the LCM Parent Index. LCM Parent Index constituents are equally weighted and the securities included in the LCM Parent Index are updated by the Index Provider on the last business day of each month.

The 144A Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the 144A Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the 144A Parent Index one (1) year prior to conversion to floating-rate. Excluded from the 144A Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The 144A Parent Index is market capitalization-weighted, and the securities included in the 144A Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and the Parent Indices is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 2-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit + 144A Index (I33843US) (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 2 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 1.5 years, but less than 2.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 2.5 years, but less than 3.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 578 constituents and was most concentrated in securities of companies in the Financial industry or sector, which comprised approximately 35.29% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 3-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 3 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 2.5 years but less than 3.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 2.5 years, but less than 3.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 589 constituents and was most concentrated in securities of companies in the financial industry or sector, which comprised approximately 37.52% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 5-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 5 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 4.5 years but less than 5.5 years remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 4.5 years, but less than 5.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 598 constituents and was most concentrated in securities of companies in the financials industry or sector, which comprised approximately 37.96% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 7-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit +144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 7 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 6.5 years, but less than 7.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 6.5 years, but less than 7.5 years, remaining until maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 355 constituents and was most concentrated in securities of companies in the financials industry or sector, which comprised approximately 33.52% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 10-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 10 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 9.5 years, but less than 10.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 9.5 years, but less than 10.5 years, remaining until maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 297 constituents and was most concentrated in securities of companies in the finaniciasl industry or sector, which comprised approximately 29.63% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 20-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 20 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 19.5 years, but less than 20.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 19.5 years, but less than 20.5 years, remaining to maturity (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 118 constituents and was most concentrated in securities of companies in the healthcare and utilities industries or sectors industry or sector, which comprised approximately 16.95% and 16.94%, respectively, of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 30-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 30 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 29.5 years, but less than 30.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 29.5 years, but less than 30.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 68 constituents and was most concentrated in securities of companies in the utilities industry or sector, which comprised approximately 29.41% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m 15+ Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index, a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of greater than or equal to 15 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of greater than or equal to 15 years. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund generally invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets. In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 15 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of December 1, 2025, the Underlying Index included approximately 696 constituents and was most concentrated in securities of companies in the financials industry or sector, which comprised approximately 20.69% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

The Fund has elected to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Compoundr High Yield Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Nasdaq Compoundr High-Yield Corporate Bond™ Index (NCPHY™) (the “Underlying Index”), which is designed to offer exposure consistent with the total return of high-yield corporate bonds, without receiving and reinvesting dividend income, by investing in ETFs. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, underlying ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) rather than in securities of individual companies.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest primarily in high-yield bonds. For purposes of this policy, “high-yield bonds” are defined as publicly-issued U.S. dollar denominated, non-investment grade, fixed-rate taxable corporate bonds, regardless of optionality, and are rated as “high yield” with a middle rating of Moody’s® Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) and Standard & Poor’s® Financial Services LLC (“S&P”) of Ba1/BB+/BB+ or below, respectively.

The Fund seeks to avoid receiving and reinvesting dividend income by temporarily rotating into similar ETFs on the ex-dividend date of each Underlying Fund in order to avoid receiving a dividend distribution. To achieve the rotation, the Fund effects in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Adviser generally intends to use a replication methodology, meaning it will seek to invest in all of the Underlying Funds comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under certain circumstances, the Adviser may use a representative sampling strategy, such as when it may not be possible or practicable to fully implement a replication strategy. In such case, the Fund would invest in a representative sampling of ETFs that are not included in the Underlying Index but collectively have an investment profile similar to the Underlying Index or in a representative sample of the component ETFs of the Underlying Index. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as an investment vehicle replicating the entire Underlying Index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index in order to gain exposure to the high-yield fixed income market, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

The Underlying Index

The Underlying Index was incepted on July 16, 2025 and is developed and owned by Compoundr, LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. (the “Index Calculator”) to calculate and maintain the Underlying Index. The Index Calculator may, from time-to-time, exercise reasonable discretion as it deems appropriate in order to maintain the integrity of the Underlying Index. The Underlying Index is an equal-weighted index consisting of one to two high-yield corporate bond ETFs (each a “Core Security” and together, the “Core Securities”) the majority of the time, but will temporarily rotate into similar ETFs (each a “Substitute Security” and together, the “Substitute Securities”) on the ex-dividend date of each Core Security in order to avoid receiving a dividend distribution. In composing the Underlying Index, the Index Provider selects Underlying Funds that are: (i) categorized as fixed income; (ii) listed on a U.S. exchange for at least three months; and (iii) have a daily traded value of at least $1 Million (USD). In order to qualify as a Substitute Security, an ETF must not have an upcoming ex-dividend date that overlaps with the Core Security and must meet the same eligibility criteria as the Core Security.

The Underlying Index follows an ad-hoc rebalancing schedule based on the ex-dividend dates of each of the Core Securities. The scheduled rebalance dates will generally be known at the beginning of each year, but are subject to change. A two-day rebalance will take place around each Core Security’s ex-dividend date. On the day prior to the Core Security’s ex-dividend date, the Index Provider will select a Substitute Security to be held for the Core Security’s ex-date. On the following day, the Index Provider will return the Underlying Index to the applicable Core Security. The Underlying Index is reconstituted on the last trading day prior to each ad-hoc reconstitution.

Additional information regarding the Underlying Index, including its value, is available at: https://indexes.nasdaqomx.com/docs/Methodology_CompoundrFamily.pdf.

The Fund is not sponsored, endorsed, sold or promoted by Compoundr LLC or any of its respective affiliates (collectively, “Compoundr”). Compoundr makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or in the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed and calculated by Compoundr without regard to the Adviser or the Fund. Compoundr has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Compoundr is not responsible for, and has not participated in, the determination of the price and amount of Shares of the Fund, or the timing of the issuance or sale of Shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Compoundr has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. Compoundr LLC is not an investment adviser. Inclusion of a security within the Underlying Index is not a recommendation by Compoundr to buy, sell, or hold such security, nor is it considered to be investment advice.

Compoundr does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Underlying Index or any data related thereto, or any communication, including, but not limited to, oral or written communications (including electronic communications), with respect thereto. Compoundr shall not be subject to any damages or liability for any errors, omissions, or delays therein. Compoundr makes no express or implied warranties, and expressly disclaims all warranties, of merchantability, or fitness for a particular purpose, or use, or as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Underlying Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall Compoundr be liable for any indirect, special, incidental, punitive, or consequential damages, including, but not limited to, loss of profits, trading losses, lost time, or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between Compoundr and the Adviser, other than the licensors of the Underlying Index. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® mark and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Shares of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Underlying Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

Strategy Portfolio Concentration [Text]	Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest primarily in high-yield bonds.
F/m Compoundr U.S. Treasury 10-Year Note ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Compoundr UST 10Y Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Nasdaq Compoundr 10-Year U.S. Treasury Note™ Index (NCPX™) (the “Underlying Index”), which is designed to offer exposure consistent with the total return of 10-Year U.S. Treasury bonds, without receiving and reinvesting dividend income, by investing in ETFs. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) rather than in securities of individual companies.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest in 10-Year U.S. Treasury bonds that have a remaining maturity of approximately ten (10) years.

The Fund seeks to avoid receiving and reinvesting dividend income by temporarily rotating into similar ETFs on the ex-dividend date of each Underlying Fund in order to avoid receiving a dividend distribution. To achieve the rotation, the Fund effects in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Adviser generally intends to use a replication methodology, meaning it will seek to invest in all of the Underlying Funds comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under certain circumstances, the Adviser may use a representative sampling strategy, such as when it may not be possible or practicable to fully implement a replication strategy. In such case, the Fund would invest in a representative sampling of ETFs that collectively have an investment profile similar to the Underlying Index or in a representative sample of the component ETFs of the Underlying Index. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as an investment vehicle replicating the entire Underlying Index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index in order to gain exposure to the high-yield fixed income market, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

The Underlying Index

The Underlying Index was incepted on July 16, 2025 and is developed and owned by Compoundr, LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. (the “Index Calculator”) to calculate and maintain the Underlying Index. The Index Calculator may, from time-to-time, exercise reasonable discretion as it deems appropriate in order to maintain the integrity of the Underlying Index. The Underlying Index is an equal-weighted index consisting of one to two 10-Year U.S. Treasury ETFs (each a “Core Security” and together, the “Core Securities”) the majority of the time, but will temporarily rotate into similar ETFs (each a “Substitute Security” and together, the “Substitute Securities”) on the ex-dividend date of each Core Security in order to avoid receiving a dividend distribution. In composing the Underlying Index, the Index Provider selects Underlying Funds that are: (i) categorized as fixed income; (ii) listed on a U.S. exchange for at least three months; and (iii) have a daily traded value of at least $1 Million (USD). In order to qualify as a Substitute Security, an ETF must not have an upcoming ex-dividend date that overlaps with the Core Security and must meet the same eligibility criteria as the Core Security.

The Underlying Index follows an ad-hoc rebalancing schedule based on the ex-dividend dates of each of the Core Securities. The scheduled rebalance dates will generally be known at the beginning of each year, but are subject to change. A two-day rebalance will take place around each Core Security’s ex-dividend date. On the day prior to the Core Security’s ex-dividend date, the Index Provider will select a Substitute Security to be held for the Core Security’s ex-date. On the following day, the Index Provider will return the Underlying Index to the applicable Core Security. The Underlying Index is reconstituted on the last trading day prior to each ad-hoc reconstitution.

Additional information regarding the Underlying Index, including its value, is available at: https://indexes.nasdaqomx.com/docs/Methodology_CompoundrFamily.pdf.

The Fund is not sponsored, endorsed, sold or promoted by Compoundr LLC or any of its respective affiliates (collectively, “Compoundr”). Compoundr makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or in the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed and calculated by Compoundr without regard to the Adviser or the Fund. Compoundr has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Compoundr is not responsible for, and has not participated in, the determination of the price of Shares of the Fund, or the timing of the issuance or sale of Shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Compoundr has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. Compoundr LLC is not an investment adviser. Inclusion of a security within the Underlying Index is not a recommendation by Compoundr to buy, sell, or hold such security, nor is it considered to be investment advice.

Compoundr does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Underlying Index or any data related thereto, or any communication, including, but not limited to, oral or written communications (including electronic communications), with respect thereto. Compoundr shall not be subject to any damages or liability for any errors, omissions, or delays therein. Compoundr makes no express or implied warranties, and expressly disclaims all warranties, of merchantability, or fitness for a particular purpose, or use, or as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Underlying Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall Compoundr be liable for any indirect, special, incidental, punitive, or consequential damages, including, but not limited to, loss of profits, trading losses, lost time, or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between Compoundr and the Adviser, other than the licensors of the Underlying Index. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® mark and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Shares of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Underlying Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

Strategy Portfolio Concentration [Text]	Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest in 10-Year U.S. Treasury bonds that have a remaining maturity of approximately ten (10) years.
F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Compoundr U.S. Aggregate Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Nasdaq Compoundr U.S. Aggregate Bond™ Index (NPCHY™) (the “Underlying Index”), which is designed to offer exposure consistent with the total return of U.S. investment-grade aggregate bonds, without receiving and reinvesting dividend income, by investing in ETFs. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) rather than in securities of individual companies.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that primarily invest in U.S. dollar denominated investment-grade bonds. For purposes of this policy, “investment-grade bonds” includes fixed rate, non-convertible, taxable, investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., S&P Global Ratings, and Fitch Ratings Inc.) government bonds, investment grade corporate bonds, investment-grade mortgage pass-through securities, investment-grade commercial mortgage-backed securities and other investment-grade asset-backed securities that are publicly for sale in the United States.

The Fund seeks to avoid receiving and reinvesting dividend income by temporarily rotating into similar ETFs on the ex-dividend date of each Underlying Fund in order to avoid receiving a dividend distribution. To achieve the rotation, the Fund effects in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Adviser generally intends to use a replication methodology, meaning it will seek to invest in all of the Underlying Funds comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under certain circumstances, the Adviser may use a representative sampling strategy, such as when it may not be possible or practicable to fully implement a replication strategy. In such case, the Fund would invest in a representative sampling of ETFs that collectively have an investment profile similar to the Underlying Index or in a representative sample of the component ETFs of the Underlying Index. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as an investment vehicle replicating the entire Underlying Index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index in order to gain exposure to the broad fixed income market, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

The Underlying Index

The Underlying Index was incepted on July 16, 2025 and is developed and owned by Compoundr, LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. (the “Index Calculator”) to calculate and maintain the Underlying Index. The Index Calculator may, from time-to-time, exercise reasonable discretion as it deems appropriate in order to maintain the integrity of the Underlying Index. The Underlying Index is an equal-weighted index consisting of one to two investment-grade bond ETFs (each a “Core Security” and together, the “Core Securities”) the majority of the time, but will temporarily rotate into similar ETFs (each a “Substitute Security” and together, the “Substitute Securities”) on the ex-dividend date of each Core Security in order to avoid receiving a dividend distribution. In composing the Underlying Index, the Index Provider selects Underlying Funds that are: (i) categorized as fixed income; (ii) listed on a U.S. exchange for at least three months; and (iii) have a daily traded value of at least $1 Million (USD). In order to qualify as a Substitute Security, an ETF must not have an upcoming ex-dividend date that overlaps with the Core Security and must meet the same eligibility criteria as the Core Security.

The Underlying Index follows an ad-hoc rebalancing schedule based on the ex-dividend dates of each of the Core Securities. The scheduled rebalance dates will generally be known at the beginning of each year, but are subject to change. A two-day rebalance will take place around each Core Security’s ex-dividend date. On the day prior to the Core Security’s ex-dividend date, the Index Provider will select a Substitute Security to be held for the Core Security’s ex-date. On the following day, the Index Provider will return the Underlying Index to the applicable Core Security. The Underlying Index is reconstituted on the last trading day prior to each ad-hoc reconstitution.

Additional information regarding the Underlying Index, including its value, is available at: https://indexes.nasdaqomx.com/docs/Methodology_CompoundrFamily.pdf.

The Fund is not sponsored, endorsed, sold or promoted by Compoundr LLC or any of its respective affiliates (collectively, “Compoundr”). Compoundr makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or in the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed and calculated by Compoundr without regard to the Adviser or the Fund. Compoundr has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Compoundr is not responsible for, and has not participated in, the determination of the price of Shares of the Fund, or the timing of the issuance or sale of Shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Compoundr has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. Compoundr LLC is not an investment adviser. Inclusion of a security within the Underlying Index is not a recommendation by Compoundr to buy, sell, or hold such security, nor is it considered to be investment advice.

Compoundr does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Underlying Index or any data related thereto, or any communication, including, but not limited to, oral or written communications (including electronic communications), with respect thereto. Compoundr shall not be subject to any damages or liability for any errors, omissions, or delays therein. Compoundr makes no express or implied warranties, and expressly disclaims all warranties, of merchantability, or fitness for a particular purpose, or use, or as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Underlying Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall Compoundr be liable for any indirect, special, incidental, punitive, or consequential damages, including, but not limited to, loss of profits, trading losses, lost time, or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between Compoundr and the Adviser, other than the licensors of the Underlying Index. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations’ only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® mark and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Shares of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Underlying Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

Strategy Portfolio Concentration [Text]	Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that primarily invest in U.S. dollar denominated investment-grade bonds.
F/m High Yield 100 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m High Yield 100 Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg U.S. High Yield Top 100 Quality Select Equal Weighted Index (the “Underlying Index”), a subset of the Bloomberg U.S. Corporate High Yield Index (the “Parent Index”), which is designed to measure the performance of select below-investment grade bonds issued by the 100 largest issuers based on market capitalization. The Parent Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market and classifies securities as “high yield” if the middle rating of Moody’s® Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) and Standard & Poor’s® Financial Services LLC (“S&P”) is, respectively, Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, as defined by the Parent Index, are excluded. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in high yield bonds issued by the 100 largest issuers based on market capitalization, which have at least $300 million in outstanding face value. For purposes of this policy, bonds are considered “high yield” if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below, respectively.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing substantially all of its assets in the securities of issuers comprising the Underlying Index and in securities that the Adviser believes to have economic characteristics substantially identical to such securities. The Fund may invest in securities of both U.S. and non-U.S. issuers, and the Adviser expects that the Fund will invest primarily in the securities of issuers domiciled in the U.S. and other developed markets.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. To the extent the Underlying Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Underlying Index.

The Underlying Index and Parent Index

The Underlying Index was created in January 2025, with history backfilled to January 1, 2007, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of 100 below investment-grade corporate bonds selected by the Index Provider that (i) are included in the Parent Index and (ii) have at least $300 million of outstanding face value. In composing the Underlying Index, the Index Provider excludes from the Parent Index pay-in-kind (PIK) bonds, zero-coupon bonds and enhanced equipment trust certificate bonds. Of the remaining qualifying securities in the Parent Index, the Index Provider selects the 100 largest issuers of high-yield debt based on market capitalization. Next, the Index Provider selects one bond per issuer based on the priority of (1) credit rating (ranked from best to worst), (2) coupon (ranked from highest to lowest), and (3) time since issue (ranked from most recent to oldest).

The Underlying Index is reconstituted and rebalanced by the Index Provider at each month-end and holds 100 constituents weighted equally. As of December 1, 2025, the Underlying Index was most concentrated in securities of companies in the communications and consumer cyclical sectors, based on the Level 3 Bloomberg Fixed Income Classification, which comprised approximately 16% and 15% respectively of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the constituent components of the Underlying Index are likely to change over time.

The Parent Index was created by the Index Provider in 1998, with history backfilled to July 1, 1983. The Parent Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as “high yield” if the middle rating of Moody’s, Fitch and S&P is BA1 (Moody’s)/BB+ (Fitch)/BB+ or below (S&P). When a rating from only two agencies is available, the lower rating is used; when only one agency rates a bond, that rating is used. The Parent Index consists of corporate bonds of both U.S. and non-U.S. issuers that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, are fully taxable, and have $150 million or more of outstanding face value. The securities in the Parent Index are denominated in U.S. dollars and, with limited exception, are fixed rate. The Parent Index includes: (i) PIK and toggle notes, (ii) bullet, putable, sinkable/amortizing and callable bonds, (iii) original issue zero coupon bonds and (iv) fixed-rate and fixed-to-float (including fixed-to-variable) capital securities. Excluded securities include debt issued by emerging markets corporate issuers, defaulted bonds, contingent capital securities, bonds with equity type features, partial PIK bonds, Eurodollar issues, inflation-linked bonds, floating-rate issues, private placements, retail bonds, structured notes, pass-through certificates, and illiquid securities with no available pricing. The Parent Index is market value-weighted, and the securities included in the Parent Index are updated by the Index Provider at each month-end.

Additional information regarding the Underlying Index, including its value, is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-U.S.-High-Yield-Top-100-Quality-Select-Equal-Weighted-Index.pdf.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Long-Term TIPS Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg U.S. TIPS 25+ Year Equal Weight Index (I39542US) (“Underlying Index”), a subset of the Bloomberg U.S. Treasury Inflation-Linked Bond Index (Series-L) (the “Parent Index”), which measures the performance of the U.S. Treasury Inflation-Protected Securities (“TIPS”) market with greater than or equal to twenty-five (25) years to maturity, with each constituent weighted equally by market value. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), and TIPS’ principal payments are adjusted according to changes in the CPI-U. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in TIPS with maturities of greater than or equal to twenty-five (25) years.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines to have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index, including, but not limited to, bonds that are capital-indexed and linked to a commonly used domestic inflation index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Underlying Index and Parent Index

The Underlying Index was incepted in June 2025, with history backfilled to January 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is composed of TIPS that are equally weighted by market value, with greater than or equal to twenty-five (25) years to maturity. Federal Reserve System Open Market Account (“SOMA”) holdings of TIPS are excluded from the face amount outstanding of each bond in the Underlying Index.

The Underlying Index has a minimum liquidity requirement of $500M USD face value outstanding (not adjusted for inflation indexation) and principal and interest are inflation-linked and denominated in U.S. dollars. The bonds included in the Underlying Index must be capital-indexed and linked to a commonly used domestic inflation index. The bonds are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s® Investors Service, Inc.(“Moody’s”), Fitch Ratings, Inc. (“Fitch”) and Standard & Poor’s® Financial Services LLC (“S&P”); when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings are not available, the Index Provider may use other sources to classify securities by credit quality. Excluded from the Underlying Index are nominal bonds, floating rate bonds, non-government inflation-linked bonds, STRIPS, Treasury bills, bellwethers, private placements and retail bonds.

The Parent Index was incepted by the Index Provider in April 1998, with history backfilled to March 1, 1997. The Parent Index measures the performance of the TIPS market. Federal Reserve holdings of TIPS are excluded from the face amount outstanding of each bond in the Underlying Index. The Parent Index includes publicly-issued TIPS that have at least one year remaining to final maturity and have a minimum $500M outstanding face value (not adjusted for inflation indexation). The bonds are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Fitch and S&P; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. The bonds in the Parent Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Parent Index are nominal bonds, floating rate bonds, non-government inflation-linked bonds, STRIPS, Treasury bills, bellwethers, private placements and retail bonds.

The Underlying Index and the Parent Index are each rebalanced by the Index Provider on the last business day of each month. The Underlying Index and the Parent Index are both calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser.

Additional information regarding the Underlying Index, including its value, is available at https://assets.bbhub.io/professional/sites/27/US-Treasury-Inflation-Linked-Bond-Index-Series-L.pdf.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund-eligible investments (collectively, the “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The F/m Long-Term TIPS Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Small Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Small Cap Core Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to deliver long-term growth of capital by utilizing a fundamental, bottom-up approach designed to identify underpriced securities with a strong potential for long-term appreciation. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in equity securities of “small cap” U.S. companies, which the Fund defines as those companies whose market capitalizations, at the time of purchase, fall within the range of (i) at least $250 million and (ii) the maximum capitalization of companies comprising the Russell 2000® Index, which was approximately $32.8 billion as of October 31, 2025. The Russell 2000® Index measures the performance of approximately 2,000 small-cap U.S. equities and is a trademark of FTSE Russell Company, which is not affiliated with or associated with the Fund nor the Adviser.

The Fund may invest up to 20% of its assets in securities other than small-cap securities. As long as a majority of its net assets are invested in “small cap” U.S. companies, as defined above, the Fund is not required to sell a security if its market capitalization increases such that it ceases to be “small cap” at any time after its acquisition by the Fund.

In constructing its portfolio, the Adviser uses a research-based process based on a fundamental analysis of the small cap universe by sector specialists who evaluate drivers of corporate performance and provide detailed projections of earnings, cash flow and return on investments to identify those securities that it believes will provide the highest potential appreciation. The Adviser may make adjustments to the model and Fund holdings at its discretion. In constructing and managing the model and in choosing the Fund’s investments, the Adviser utilizes insights from many sources, including, but not limited to, its internal investment research team, industry reports, and data from third-party service providers. The Fund’s active strategy gives it the flexibility to alter the investment strategies utilized in the construction of the Fund’s portfolio in response to changes in market conditions, emergent academic research or other considerations and allows the Adviser to maintain exposure to desired factors, while controlling exposure to certain industries, sectors and other risks.

The Fund may also invest in cash and cash equivalents, money market instruments (such as repurchase agreements and money market funds), fixed income securities (such as government, corporate and bank debt obligations), common stock, equities, American Depository Receipts (“ADRs”), foreign securities (including emerging market securities), real estate investment trusts (“REITs”) and/or initial public offerings (“IPOs”).

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, the “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The F/m Small Cap Core Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Small Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Small Cap Growth Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to deliver long-term growth of capital by utilizing a fundamental, bottom-up approach designed to identify underpriced securities with a strong potential for long-term appreciation. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in equity securities of “small cap” U.S. companies, which the Fund defines as those companies whose market capitalizations, at the time of purchase, fall within the range of (i) at least $250 million and (ii) the maximum capitalization of companies comprising the Russell 2000® Growth Index, which was approximately $32.8 billion as of October 31, 2025. The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index is a trademark of FTSE Russell Company, which is not affiliated with or associated with the Fund nor the Adviser.

The Fund may invest up to 20% of its assets in securities other than small-cap securities. As long as a majority of its net assets are invested in “small cap” U.S. companies, as defined above, the Fund is not required to sell a security if its market capitalization increases such that it ceases to be “small cap” at any time after its acquisition by the Fund.

In constructing its portfolio, the Adviser uses a research-based process based on a fundamental analysis of the small cap universe by sector specialists who evaluate drivers of corporate performance and provide detailed projections of earnings, cash flow and return on investments to identify those securities that it believes will provide the highest potential appreciation. The Adviser may make adjustments to the model and Fund holdings at its discretion. In constructing and managing the model and in choosing the Fund’s investments, the Adviser utilizes insights from many sources, including, but not limited to, its internal investment research team, industry reports, and data from third-party service providers. The Fund’s active strategy gives it the flexibility to alter the investment strategies utilized in the construction of the Fund’s portfolio in response to changes in market conditions, emergent academic research or other considerations and allows the Adviser to maintain exposure to desired factors, while controlling exposure to certain industries, sectors and other risks.

The Fund may also invest in cash and cash equivalents, money market instruments (such as repurchase agreements and money market funds), fixed income securities (such as government, corporate and bank debt obligations), common stock, equities, American Depository Receipts (“ADRs”), foreign securities (including emerging market securities), real estate investment trusts (“REITs”) and/or initial public offerings (“IPOs”).

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The F/m Small Cap Growth Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m SMID Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m SMID Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to deliver long-term growth of capital by utilizing a fundamental, bottom-up approach designed to identify underpriced securities with a strong potential for long-term appreciation. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in equity securities of “small cap” and “mid cap” U.S. companies, which the Fund defines as those companies whose market capitalizations, at the time of purchase, fall within the range of (i) at least $250 million and (ii) the maximum capitalization of companies comprising the Russell 2500® Index, approximately $36.0 billion as of October 31, 2025. The Russell 2500® Index measures the performance of the small-to-mid cap segment of the U.S. equity universe, commonly referred to as “SMID” cap. The Russell 2500® Index is a subset of the Russell 3000® Index and includes approximately 2500 of the smallest securities based on a combination of their market capitalization and current index membership; it is a trademark of FTSE Russell Company, which is not affiliated with or associated with the Fund nor the Adviser.

The Fund may invest up to 20% of its assets in securities other than small-cap and mid-cap securities. As long as a majority of its net assets are invested in “small cap” and “mid cap” U.S. companies, as defined above, the Fund is not required to sell a security if its market capitalization increases such that it ceases to be “small cap” or “mid cap” at any time after its acquisition by the Fund.

In constructing its portfolio, the Adviser uses a research-based process based on a fundamental analysis of the small and mid-cap universe by sector specialists who evaluate drivers of corporate performance and provide detailed projections of earnings, cash flow and return on investments to identify those securities that it believes will provide the highest potential appreciation. The Adviser may make adjustments to the model and Fund holdings at its discretion. In constructing and managing the model and in choosing the Fund’s investments, the Adviser utilizes insights from many sources, including, but not limited to, its internal investment research team, industry reports, and data from third-party service providers. The Fund’s active strategy gives it the flexibility to alter the investment strategies utilized in the construction of the Fund’s portfolio in response to changes in market conditions, emergent academic research or other considerations and allows the Adviser to maintain exposure to desired factors, while controlling exposure to certain industries, sectors and other risks.

The Fund may also invest in cash and cash equivalents, money market instruments (such as repurchase agreements and money market funds), fixed income securities (such as government, corporate and bank debt obligations), common stock, equities, American Depository Receipts (“ADRs”), foreign securities (including emerging market securities), real estate investment trusts (“REITs”) and/or initial public offerings (“IPOs”).

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, the “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The F/m SMID Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg U.S. Ultrashort TIPS 1-13 Months Total Return Unhedged USD Index (I39232US) (the “Underlying Index”), which measures the performance of U.S. Treasury Inflation-Protected Securities (“TIPS”) with maturities from 1 month up to (but not including) 13 months. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), and TIPS’ principal payments are adjusted according to changes in the CPI-U. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in TIPS with maturities of 1-13 months. bonds typically have lower yields than conventional fixed-rate bonds. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in TIPS with maturities of 1-13 months.

The Adviser uses a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. Under normal market conditions, the Fund invests substantially all of its assets in the securities comprising the Underlying Index and in securities that the Adviser determines to have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index, including, but not limited to, bonds that are capital-indexed and linked to a commonly used domestic inflation index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Underlying Index

The Underlying Index was incepted in January 2025, with history back to January 1, 2015, by Bloomberg Finance LP (the “Index Provider”). The Underlying Index is composed of equally weighted sub-components that have a remaining maturity from one (1) month up to (but not including) thirteen (13) months (e.g., 1-2 month maturities, 2-3 maturities, etc.). Federal Reserve holdings of TIPS are excluded from the face amount outstanding of each bond in the Underlying Index.

The Underlying Index has a minimum liquidity requirement of $500M USD par amount outstanding (not adjusted for index duration). The bonds included in the Underlying Index are capital-indexed and linked to a commonly used domestic inflation index. Principal and interest are inflation-linked and denominated in U.S. dollars. The bonds are rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s® Investors Service, Inc.(“Moody’s”), Fitch Ratings, Inc. (“Fitch”) and Standard & Poor’s® Financial Services LLC (“S&P”); when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings are not available, the Index Provider may use other sources to classify securities by credit quality.

The Underlying Index is rebalanced by the Index Provider on the last business day of each month. The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates the Underlying Index and Parent Index on a total return basis.

Additional information regarding the Underlying Index, including its value, is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-US-Ultrashort-TIPS-1-13-Months-Index.pdf.

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Yield Curve Steepening Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to implement a steepener yield curve strategy that is designed to benefit from the widening spread between short-term and long-term U.S. Treasury yields that typically occurs when shorter-maturity rates fall faster than longer-maturity rates, or when longer-maturity rates rise relative to shorter-maturity rates.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a combination of long and short positions in U.S. Treasury securities or derivatives, such as U.S. Treasury futures, interest rate swaps, and options, to express a view on the shape of the yield curve. Specifically, the Fund may:

●	Take short positions in longer-duration U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to rising yields at the long end of the curve.

●	Take long positions in shorter-duration U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to falling yields at the short end of the curve.

The Adviser actively manages the Fund’s positions based on market conditions, macroeconomic trends, and interest rate forecasts. The Fund’s portfolio is constructed and rebalanced periodically to maintain exposure aligned with the yield steepener objective, considering factors such as economic data, Federal Reserve policy, and global interest rate dynamics.

The Fund may also allocate a portion of its assets to cash, cash equivalents, or high-quality short-term instruments for liquidity and collateral purposes. The Fund does not seek to maintain a specific duration target, as its primary focus is on the relative movement between segments of the yield curve.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Yield Curve Flattening Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to implement a flattener yield curve strategy that is designed to benefit from the narrowing spread between short-term and long-term U.S. Treasury yields that typically occurs when shorter-maturity rates rise faster than longer-maturity rates, or when longer-maturity rates decline relative to shorter-maturity rates.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a combination of long and short positions in U.S. Treasury securities or derivatives, such as U.S. Treasury futures, interest rate swaps, and options, to express a view on the shape of the yield curve. Specifically, the Fund may:

●	Take long positions in longer-duration U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to declining yields at the long end of the curve.

●	Take short positions in shorter-duration U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to rising yields at the short end of the curve.

The Adviser actively manages the Fund’s positions based on market conditions, macroeconomic trends, and interest rate forecasts. The Fund’s portfolio is constructed and rebalanced periodically to maintain exposure aligned with the yield flattener objective, considering factors such as economic data, Federal Reserve policy, and global interest rate dynamics.

The Fund may also allocate a portion of its assets to cash, cash equivalents, or high-quality short-term instruments for liquidity and collateral purposes. The Fund does not seek to maintain a specific duration target, as its primary focus is on the relative movement between segments of the yield curve.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Rising Interest Rates Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to implement a rising rate strategy that is designed to benefit from rising interest rates in both short-term and long-term U.S. Treasury yields.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a combination of long and short positions in U.S. Treasury securities or derivatives, such as U.S. Treasury futures, interest rate swaps, and options, to express a view on the direction of interest rates. Specifically, the Fund may:

●	Take short positions in longer-duration and shorter-duration U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to rising yields across the curve.

●	Take long positions in U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to areas of the yield curve where yields may fall or rise less than other parts of the curve.

The Adviser actively manages the Fund’s positions based on market conditions, macroeconomic trends, and interest rate forecasts. The Fund’s portfolio is constructed and rebalanced periodically to maintain exposure aligned with rising rates strategy, considering factors such as economic data, Federal Reserve policy, and global interest rate dynamics.

The Fund may also allocate a portion of its assets to cash, cash equivalents, or high-quality short-term instruments for liquidity and collateral purposes. The Fund does not seek to maintain a specific duration target, as its primary focus is on the relative movement between segments of the yield curve.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Falling Interest Rates Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to implement a falling rate strategy that is designed to benefit from falling interest rates in both short-term and long-term U.S. Treasury yields.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a combination of long and short positions in U.S. Treasury securities or derivatives, such as U.S. Treasury futures, interest rate swaps, and options, to express a view on the direction of interest rates. Specifically, the Fund may:

●	Take long positions in longer-duration and shorter-duration U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to falling yields across the curve.

●	Take short positions in U.S. Treasury securities or derivatives or affiliated ETFs to gain exposure to areas of the yield curve where yields may rise or fall less than other parts of the curve.

The Adviser actively manages the Fund’s positions based on market conditions, macroeconomic trends, and interest rate forecasts. The Fund’s portfolio is constructed and rebalanced periodically to maintain exposure aligned with the rising rates view, considering factors such as economic data, Federal Reserve policy, and global interest rate dynamics.

The Fund may also allocate a portion of its assets to cash, cash equivalents, or high-quality short-term instruments for liquidity and collateral purposes. The Fund does not seek to maintain a specific duration target, as its primary focus is on the relative movement between segments of the yield curve.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed). The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Opportunistic Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) managed by F/m Investments LLC (the “Adviser”) that seeks to provide investors with attractive income opportunities while limiting duration and investing in broad array of fixed-income securities.

In pursuing the Fund’s investment strategy, the Adviser employs a top-down macroeconomic approach to optimize duration exposure and sector allocation. Following the top-down analysis, the portfolio undergoes a bottom-up security selection process focused on optimizing yield and risk-adjusted returns. The dynamic, multi-sector Fund will adjust portfolio positioning to capitalize on relative value opportunities as it seeks to deliver consistent income while mitigating downside risk in changing market environments.

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s assets in a diversified portfolio of fixed income securities across asset classes. For purposes of this policy, “fixed income securities” may include debt securities of governments and government agencies, their agencies and instrumentalities, convertible securities, commercial paper, mortgage-backed or asset-backed securities, preferred stock, non-investment grade obligations, investment-grade corporate bonds, high-yield corporate bonds, securitized debt instruments, municipal and local debt, and cash equivalents. Mortgage-backed securities may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”).

The Adviser allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. The Adviser will consider various factors, including evaluation of interest rate changes and credit risks. The Adviser has substantial latitude to invest across broad fixed income markets. The unconstrained investment approach may from time to time lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk or interest rate risk. The Fund typically seeks to maintain an average duration of 3.5 years or less.

As of the date of this Prospectus, the Fund is expected to be significantly invested in the financial sector, industrials sector, and utilities sector, which means it will be more affected by the performance of such sectors than a fund that is not so significantly invested.

The Fund may invest up to 30% of its net assets in non-investment grade obligations (“junk bonds”). Non-investment grade obligations are generally rated at least BBB- or lower by S&P or Baa3 by Moody's at the time of purchase or, if unrated, determined by the Adviser to be comparable in quality to the rated obligations.

The Fund may invest up to 20% of its net assets in municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities, including private activity bonds. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended, that invest primarily in Fund-eligible investments (collectively, the “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund invests in debt securities with a broad range of maturities and the Fund’s investments may have fixed or variable principal payments.

The Fund may also seek to increase its income by lending portfolio securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% for foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may seek to manage risk or obtain investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, interest rate and credit default swaps) and credit derivatives. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, durations or credit risks. The Adviser considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund may sell an investment or reduce its position if:

● Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
● The investment subsequently fails to meet the investment criteria;
● Changing credit profile and/or conditions result in an unacceptable risk condition;
● A more attractive investment is found; or
● The Adviser believes that the investment has reached its appreciated potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/M INVESTMENTS LARGE CAP FOCUSED FUND
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s principal investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. The Adviser will focus on companies that exhibit accelerating growth in earnings and revenue. The Adviser generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depository Receipts (“ADRs”) of international companies trading on U.S. exchanges. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities of large capitalization companies. The Fund considers large capitalization companies to include those that have a market capitalization, at the time of investment, comparable to the securities held in the S&P 500® Index. As of October 31, 2025, the S&P 500® Index included U.S. companies with a median market capitalization of $36.9 billion. The market capitalization of the companies in the S&P 500 Index ranged from $5.7 billion to $4.9 trillion as of October 31, 2025. At times, the Fund may emphasize investment in a particular industry or sector. As of August 31, 2025, the Fund had approximately 64.6% of its net assets invested in stocks within the information technology sector.

The Adviser uses quantitative screens to evaluate liquidity, capitalization, domicile, and desired risk attributes to determine an initial universe of large capitalization companies from which the Fund may invest. The Adviser then uses a quantitative process to evaluate company fundamentals and stock price trends of the investment candidates. Macroeconomic influences on portfolio candidates are considered before selecting the final securities for purchase in the portfolio. The Adviser considers whether to sell a particular security when the security receives declining scores from the Adviser’s proprietary model or the security causes the Fund’s portfolio to be exposed to unintended risks.

The periodic reconstitution and rebalancing of the portfolio according to the Fund’s quantitative investment strategy may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders. With respect to any percentage restriction on investment or use of assets in the Fund’s investment strategies, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.